UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-02444

The Bond Fund of America, Inc.
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

Bond Fund of AmericaSM
Investment portfolio

September 30, 2007
 unaudited

Bonds & notes — 91.38%	Principal amount (000)	Market value (000)

CORPORATE BONDS & NOTES — 42.94%
FINANCIALS — 18.46%
Residential Capital, LLC 6.224% 2008[1]	$2,750	$2,533
General Motors Acceptance Corp. 6.36% 2008[1]	500	493
General Motors Acceptance Corp. 5.85% 2009	7,790	7,627
Residential Capital Corp. 7.46% 2009[1]	43,000	36,604
Residential Capital Corp. 9.19% 2009[1,2]	14,000	9,818
Residential Capital Corp. 7.375% 2010[1]	66,750	55,435
General Motors Acceptance Corp. 7.75% 2010	4,355	4,322
Residential Capital Corp. 7.00% 2011[1]	15,000	12,234
General Motors Acceptance Corp. 7.25% 2011	44,790	43,452
General Motors Acceptance Corp. 6.625% 2012	3,000	2,802
General Motors Acceptance Corp. 6.875% 2012	12,385	11,629
General Motors Acceptance Corp. 7.00% 2012	34,000	32,308
Residential Capital, LLC 7.50% 2012[1]	14,160	11,480
Residential Capital Corp. 7.50% 2013[1]	99,000	80,028
General Motors Acceptance Corp. 6.75% 2014	44,910	40,761
General Motors Acceptance Corp. 7.821% 2014[1]	75,000	69,236
Residential Capital Corp. 7.875% 2015[1]	2,780	2,248
Washington Mutual Bank, FA 6.875% 2011	8,125	8,399
Washington Mutual, Inc. 5.00% 2012	14,000	13,540
Washington Mutual, Inc. 5.51% 2012[1]	41,000	39,074
Washington Mutual Bank, FA 5.50% 2013	10,155	9,798
Washington Mutual Bank 5.93% 2013[1]	47,000	44,821
Washington Mutual Bank, FA 5.65% 2014	4,645	4,478
Washington Mutual Bank, FA, Series 16, 5.125% 2015	15,000	13,992
Washington Mutual, Inc. 6.75% 2036	5,000	4,897
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated)[1,2]	120,500	110,653
Washington Mutual Preferred Funding II Ltd. 6.665% (undated)[1,2,3]	74,800	66,232
Washington Mutual Preferred Funding III Ltd. 6.895% (undated)[1,2]	64,600	60,637
ASIF Global Financing XVIII 3.85% 2007[2]	5,785	5,770
International Lease Finance Corp. 4.35% 2008	20,500	20,267
AIG SunAmerica Global Financing VII 5.85% 2008[2]	16,750	16,809
International Lease Finance Corp. 5.00% 2010	15,000	14,945
International Lease Finance Corp. 5.125% 2010	25,000	25,039
American General Finance Corp., Series J, 5.80% 2011[1]	30,000	29,707
International Lease Finance Corp. 5.00% 2012	13,500	13,187
International Lease Finance Corp., Series R, 5.40% 2012	10,000	9,924
International Lease Finance Corp., Series R, 5.625% 2013	20,000	19,854
American General Finance Corp., Series I, 5.85% 2013	27,500	27,463
International Lease Finance Corp. 5.875% 2013	5,000	5,026
International Lease Finance Corp., Series R, 5.65% 2014	11,500	11,387
American General Finance Corp., Series I, 5.40% 2015	20,000	19,184
American General Finance Corp., Series J, 6.50% 2017	15,000	15,217
American International Group, Inc. 5.00% 2023	£400	731
ILFC E-Capital Trust II 6.25% 2065[1,2]	$42,460	40,992
American General Capital I 6.00% 2067[1,2]	5,000	4,693
American International Group, Inc., Series A-1, 6.25% 2087[1]	29,985	28,321
BANK ONE, Texas, NA 6.25% 2008	7,250	7,280
J.P. Morgan Chase & Co. 6.75% 2011	15,000	15,771
J.P. Morgan Chase & Co. 4.875% 2014	18,340	17,694
J.P. Morgan Chase & Co. 4.891% 2015[1]	55,000	54,147
Bank One Corp. 4.90% 2015	9,000	8,551
JPMorgan Chase Bank NA 6.00% 2017	25,250	25,542
JPMorgan Chase Capital XXI, Series U, 6.309% 2037[1]	30,000	26,827
JPMorgan Chase Capital XXV, Series Y, 6.80% 2037	16,800	16,879
JPMorgan Chase Capital XX, Series T, 6.55% 2066	33,370	31,269
JPMorgan Chase Capital XVIII, Series R, 6.95% 2066	17,400	17,157
Ford Motor Credit Co. 5.625% 2008	635	621
Ford Motor Credit Co. 7.375% 2009	725	711
Ford Motor Credit Co. 7.875% 2010	12,000	11,737
Ford Motor Credit Co. 9.75% 2010[1]	5,000	5,104
Ford Motor Credit Co. 7.25% 2011	24,000	22,510
Ford Motor Credit Co. 7.375% 2011	2,450	2,349
Ford Motor Credit Co. 10.944% 2011[1]	60,275	61,546
Ford Motor Credit Co. 7.80% 2012	400	381
Ford Motor Credit Co. 8.11% 2012[1]	8,000	7,566
Ford Motor Credit Co. 8.00% 2016	49,350	46,240
CIT Group Inc. 4.00% 2008	14,000	13,841
CIT Group Inc. 5.50% 2008	£165	327
CIT Group Inc. 6.875% 2009	$31,000	31,150
CIT Group Inc. 4.25% 2010	30,000	28,512
CIT Group Inc. 5.64% 2011[1]	30,000	27,742
CIT Group Inc. 5.40% 2013	15,000	14,083
CIT Group Inc. 5.65% 2017	2,500	2,327
CIT Group Inc. 6.10% 2067[1]	35,915	29,688
Standard Chartered Bank 6.40% 2017[2]	53,040	53,217
Standard Chartered Bank 5.375% (undated)[1]	£150	271
Standard Chartered Bank 5.50% Eurodollar note (undated)[1,3]	$15,000	11,100
Standard Chartered Bank 5.588% (undated)[1,3]	5,000	3,700
Standard Chartered PLC 6.409% (undated)[1,2]	85,700	79,207
Bank of America Corp. 3.625% 2008	€2,120	3,009
Bank of America Corp. 4.50% 2010	$7,270	7,202
Bank of America Corp. 7.125% 2011	1,750	1,858
Bank of America Corp. 4.875% 2012	2,000	1,959
Bank of America Corp. 5.375% 2012	13,750	13,839
MBNA Corp., Series F, 7.50% 2012	1,800	1,952
MBNA Capital A, Series A, 8.278% 2026	7,500	7,807
MBNA Global Capital Funding, Series B, 6.156% 2027[1]	33,000	31,077
Bank of America Corp. 6.50% 2037	73,850	76,896
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[2]	57,950	55,875
Westfield Group 5.40% 2012[2]	50,000	49,479
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[2]	26,600	25,142
Westfield Group 5.70% 2016[2]	7,000	6,783
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 5.50% 2017	£3,780	7,148
Countrywide Home Loans, Inc., Series L, 3.25% 2008	$8,680	8,367
Countrywide Home Loans, Inc. 5.875% 2008	£5,330	10,470
Countrywide Home Loans, Inc., Series M, 4.125% 2009	$23,385	21,503
Countrywide Financial Corp., Series A, 4.50% 2010	3,700	3,337
Countrywide Home Loans, Inc., Series L, 4.00% 2011	14,390	12,895
Countrywide Financial Corp., Series B, 5.80% 2012	56,995	53,474
Countrywide Financial Corp., Series B, 5.80% 2012[1]	30,900	28,802
Countrywide Financial Corp. 6.25% 2016	1,875	1,700
Barclays Bank PLC 5.926% (undated)[1,2]	31,065	29,524
Barclays Bank PLC 6.375% (undated)[1]	£240	480
Barclays Bank PLC 6.86% callable perpetual core tier one notes (undated)[1,2]	$12,525	12,051
Barclays Bank PLC 7.434% (undated)[1,2]	87,400	93,045
Lincoln National Corp. 5.65% 2012	33,245	33,433
Lincoln National Corp. 7.00% 2066[1]	95,630	98,713
Household Finance Corp. 4.125% 2009	25,000	24,379
Household Finance Corp. 6.75% 2011	23,750	24,790
HSBC Finance Corp. 5.71% 2012[1]	15,000	14,740
HSBC Finance Corp. 6.044% 2012[1]	20,000	19,742
HSBC Finance Corp. 5.00% 2015	27,195	25,721
Midland Bank 5.625% Eurodollar note (undated)[1]	15,000	12,225
Santander Issuances, SA Unipersonal 5.805% 2016[1,2]	66,600	67,508
Santander Issuances, SA Unipersonal 5.948% 2016[1,2]	21,500	21,352
Abbey National PLC 6.70% (undated)[1]	18,380	18,593
Abbey National PLC 7.50% (undated)[1]	£3,270	7,034
TuranAlem Finance BV 7.75% 2013[2]	$11,000	9,818
TuranAlem Finance BV 8.00% 2014[3]	11,960	10,824
TuranAlem Finance BV 8.00% 2014[2,3]	5,000	4,525
TuranAlem Finance BV 8.50% 2015[2,3]	23,335	21,702
TuranAlem Finance BV 8.50% 2015[3]	8,810	8,193
TuranAlem Finance BV 8.25% 2037[2]	61,795	54,071
TuranAlem Finance BV, Series 8, 8.25% 2037	6,000	5,250
PNC Funding Corp. 4.20% 2008	2,750	2,741
PNC Funding Corp. 5.558% 2014[1]	30,000	29,177
PNC Funding Corp., Series II, 6.113% (undated)[1,2]	34,300	32,902
PNC Funding Corp., Series I, 6.517% (undated)[1,2]	47,000	47,226
Royal Bank of Scotland PLC 9.625% 2015	£200	492
Royal Bank of Scotland PLC 5.00% (undated)[1]	200	391
Royal Bank of Scotland Group PLC 6.99% (undated)[1,2]	$80,085	81,730
Royal Bank of Scotland Group PLC 7.64% (undated)[1,3]	9,000	9,416
National Westminster Bank PLC 7.75% (undated)[1]	17,000	17,033
Liberty Mutual Group Inc. 6.50% 2035[2]	42,400	38,796
Liberty Mutual Group Inc. 7.50% 2036[2]	35,735	36,739
Liberty Mutual Group Inc., Series A, 7.80% 2087[2]	33,495	32,690
Simon Property Group, LP 4.875% 2010	12,000	11,885
Simon Property Group, LP 5.375% 2011	12,500	12,475
Simon Property Group, LP 5.60% 2011	32,060	32,135
Simon Property Group, LP 5.00% 2012	16,000	15,540
Simon Property Group, LP 5.75% 2012	4,000	3,999
Simon Property Group, LP 5.75% 2015	3,250	3,180
Simon Property Group, LP 5.25% 2016	1,000	937
Simon Property Group, LP 6.10% 2016	4,750	4,745
Simon Property Group, LP 5.875% 2017	17,250	16,896
Kimco Realty Corp., Series C, 3.95% 2008	5,000	4,943
Kimco Realty Corp., Series C, 4.82% 2011	7,500	7,320
Kimco Realty Corp. 6.00% 2012	17,500	17,854
Kimco Realty Corp., Series C, 4.82% 2014	12,000	11,426
Kimco Realty Corp., Series C, 4.904% 2015	3,000	2,840
Kimco Realty Corp., Series C, 5.783% 2016	19,500	19,055
Kimco Realty Corp. 5.70% 2017	33,450	32,393
PRICOA Global Funding I, Series 2004-4, 4.35% 2008[2]	2,500	2,475
Prudential Financial, Inc., Series D, 5.10% 2011	5,375	5,353
Prudential Financial, Inc., Series B, 4.75% 2014	4,000	3,765
Prudential Financial, Inc., Series D, 6.10% 2017	12,500	12,619
Prudential Holdings, LLC, Series C, 8.695% 2023[2,4]	57,035	70,182
ZFS Finance (USA) Trust II 6.45% 2065[1,2]	39,500	38,211
ZFS Finance (USA) Trust V 6.50% 2067[1,2]	56,175	54,405
American Express Credit Corp. 3.00% 2008	6,810	6,729
American Express Centurion Bank 6.00% 2017	15,650	15,600
American Express Co. 6.15% 2017	17,365	17,556
American Express Co. 6.80% 2066[1]	46,500	47,732
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	€10,370	15,252
UniCredito Italiano SpA 5.584% 2017[1,2]	$60,690	61,253
HVB Funding Trust III 9.00% 2031[2]	9,417	10,857
Fifth Third Capital Trust IV 6.50% 2067[1]	86,920	83,616
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[1,2]	76,915	76,915
HBOS PLC 5.375% (undated)[1,2]	4,200	3,935
HBOS PLC, Series B, 5.92% (undated)[1,2]	51,400	46,574
Bank of Scotland 7.00% (undated)[1,2]	25,800	25,858
Lehman Brothers Holdings Inc. 5.00% 2010	£235	466
Lehman Brothers Holdings Inc., Series I, 5.59% 2012[1]	$3,300	3,178
Lehman Brothers Holdings Inc. 6.50% 2017	40,590	41,209
Lehman Brothers Holdings Inc., Series I, 7.00% 2027	2,575	2,644
Lehman Brothers Holdings Inc. 6.875% 2037	10,947	10,893
Lehman Brothers Holdings Capital Trust VII 5.857% (undated)[1]	17,700	16,880
Catlin Insurance Ltd. 7.249% (undated)[1,2]	78,800	74,448
SLM Corp., Series A, 3.95% 2008	17,500	17,167
SLM Corp., Series A, 4.50% 2010	38,000	35,596
SLM Corp., Series A, 5.40% 2011	13,700	12,802
SLM Corp., Series A, 5.375% 2013	3,000	2,719
SLM Corp., Series A, 5.66% 2014[1]	6,900	6,030
XL Capital Finance (Europe) PLC 6.50% 2012	6,455	6,701
XL Capital Ltd. 6.375% 2024	3,000	2,876
Mangrove Bay Pass Through Trust 6.102% 2033[1,2]	37,568	34,961
XL Capital Ltd., Series E, 6.50% (undated)[1]	20,040	18,750
Twin Reefs Asset Trust (XLFA), Series B, 6.82% (undated)[1,2,3]	10,200	8,823
Resona Bank, Ltd. 3.75% 2015[1]	€9,740	13,322
Resona Bank, Ltd. 5.85% (undated)[1,2]	$56,660	53,376
Capital One Financial Corp. 6.004% 2009[1]	30,000	29,821
Capital One Financial Corp. 5.70% 2011	12,000	12,030
Capital One Financial Corp. 6.15% 2016	10,000	9,772
Capital One Capital III 7.686% 2036[1]	10,931	10,771
Capital One Capital IV 6.745% 2037[1]	3,950	3,532
AXA SA 6.379% (undated)[1,2]	31,720	28,689
AXA SA 6.463% (undated)[1,2]	35,000	32,393
Allstate Financial Global Funding LLC 4.25% 2008[2]	7,500	7,448
Allstate Life Global Funding Trust, Series 2004-1, 4.50% 2009	5,000	4,972
Allstate Corp., Series B, 6.125% 2067[1]	49,505	48,625
Hospitality Properties Trust 7.00% 2008	1,000	1,006
Hospitality Properties Trust 6.75% 2013	17,845	18,456
Hospitality Properties Trust 5.125% 2015	6,850	6,338
Hospitality Properties Trust 6.30% 2016	24,175	23,764
Hospitality Properties Trust 5.625% 2017	6,800	6,313
Hospitality Properties Trust 6.70% 2018	3,775	3,760
CNA Financial Corp. 5.85% 2014	4,500	4,451
CNA Financial Corp. 6.50% 2016	24,625	25,030
CNA Financial Corp. 7.25% 2023	24,145	25,024
BNP Paribas 5.125% 2015[2]	800	770
BNP Paribas 5.75% 2022	£415	810
BNP Paribas 7.195% (undated)[1,2]	$51,200	51,080
ACE INA Holdings Inc. 5.875% 2014	23,775	23,963
ACE INA Holdings Inc. 5.70% 2017	4,000	3,955
ACE Capital Trust II 9.70% 2030	12,423	16,173
ACE INA Holdings Inc. 6.70% 2036	5,980	6,178
HSBK (Europe) B.V. 7.75% 2013	10,855	10,830
HSBK (Europe) B.V. 7.75% 2013[2]	305	304
HSBK (Europe) B.V. 7.25% 2017[2]	39,245	34,928
Merrill Lynch & Co., Inc., Series C, 6.05% 2012	10,900	11,188
Merrill Lynch & Co., Inc., Series C, 6.40% 2017	23,595	24,390
Merrill Lynch & Co., Inc. 6.11% 2037	10,680	10,085
AEGON NV 4.625% 2008	€7,750	11,038
Transamerica Corp. 9.375% 2008	$7,500	7,591
Monumental Global Funding III 5.25% 2014[2]	23,000	23,212
AEGON NV 6.125% 2031	£1,730	3,659
Lloyds Bank, Series 2, 5.75% (undated)[1,3]	$8,000	6,440
Lloyds TSB Group PLC 6.267% (undated)[1,2]	41,900	38,389
Nationwide Financial Services, Inc. 6.75% 2067[1]	45,865	44,364
BBVA International SA Unipersonal 5.919% (undated)[1,2]	48,380	43,370
Kazkommerts International BV 7.00% 2009[2]	5,500	5,294
Kazkommerts International BV 8.50% 2013	6,500	6,181
Kazkommerts International BV 7.875% 2014[2]	9,200	8,393
Kazkommerts International BV 8.00% 2015[2]	15,500	13,809
Kazkommerts International BV 8.00% 2015	600	535
Kazkommerts International BV, Series 4, 7.50% 2016	10,000	8,390
Hartford Financial Services Group, Inc. 5.25% 2011	5,625	5,601
Hartford Financial Services Group, Inc. 4.625% 2013	2,000	1,909
Glen Meadow Pass Through Trust 6.505% 2067[1,2,3]	35,201	34,158
Developers Diversified Realty Corp. 3.875% 2009	19,500	19,196
Developers Diversified Realty Corp. 5.375% 2012	3,450	3,364
Developers Diversified Realty Corp. 5.50% 2015	19,500	18,565
Sumitomo Mitsui Banking Corp. 5.625% (undated)[1,2]	40,340	37,597
STB Finance Cayman Ltd., Series 108, 5.834% (undated)[1]	£150	297
State Street Capital Trust IV 6.694% 2077[1]	$40,000	36,351
Wells Fargo & Co. 3.50% 2008	3,310	3,277
Wells Fargo Bank, National Assn. 4.75% 2015	29,175	27,748
Wells Fargo Capital X 5.95% 2086[1]	5,000	4,603
Citigroup Inc. 4.125% 2010	26,000	25,551
Citigroup Inc. 5.125% 2011	10,000	9,988
Citigroup Inc. 6.50% 2030[3]	£35	76
ORIX Corp. 5.48% 2011	$36,175	35,502
QBE Capital Funding II LP 6.797% (undated)[1,2]	36,055	35,416
Brandywine Operating Partnership, LP 5.75% 2012	27,110	26,935
Brandywine Operating Partnership, LP 5.40% 2014	3,000	2,872
Brandywine Operating Partnership, LP 5.70% 2017	5,000	4,682
Development Bank of Singapore Ltd. 7.875% 2009[2]	20,000	21,020
DBS Bank Ltd. 5.97% 2021[1,2,3]	12,500	12,254
ERP Operating LP 4.75% 2009	2,225	2,211
ERP Operating LP 6.625% 2012	5,000	5,162
ERP Operating LP 5.375% 2016	6,000	5,629
ERP Operating LP 5.75% 2017	18,000	17,231
Plum Creek Timberlands, LP 5.875% 2015	31,000	30,199
ProLogis 5.25% 2010	10,884	10,854
PLD International Finance LLC 4.375% 2011	€4,150	5,821
ProLogis 5.625% 2015	$13,035	12,513
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative preferred (undated)[1,2]	30,550	28,685
Lazard Group LLC 7.125% 2015	22,605	22,864
Lazard Group LLC 6.85% 2017	4,950	4,879
Principal Life Global Funding I 2.80% 2008[2]	11,625	11,385
Principal Life Global Funding I 4.40% 2010[2]	16,600	16,346
Capmark Financial Group, Inc. 6.03% 2010[1,2]	3,000	2,799
Capmark Financial Group, Inc. 5.875% 2012[2]	21,045	19,185
Capmark Financial Group, Inc. 6.30% 2017[2]	6,090	5,309
ReliaStar Financial Corp. 6.50% 2008	6,016	6,072
ING Bank NV 5.50% 2012	€3,750	5,427
ING Bank NV 5.125% 2015[2]	$750	720
ING Groep NV 5.775% (undated)[1]	15,500	14,668
North Front Pass Through Trust 5.81% 2024[1,2]	19,085	18,598
Nationwide Mutual Insurance Co. 7.875% 2033[2]	5,480	6,229
Nationwide Mutual Insurance Co. 6.60% 2034[2]	2,000	1,964
iStar Financial, Inc. 5.375% 2010	10,675	10,286
iStar Financial, Inc., Series B, 5.125% 2011	1,500	1,412
iStar Financial, Inc. 6.05% 2015	14,285	13,248
Northern Rock PLC 5.60% (undated)[1,2,3]	12,515	8,448
Northern Rock PLC 6.594% (undated)[1,2,3]	24,000	16,200
Rouse Co. 3.625% 2009	5,200	5,004
Rouse Co. 7.20% 2012	17,475	17,621
Rouse Co. 6.75% 2013[2]	1,400	1,380
UnionBanCal Corp. 5.25% 2013	2,000	1,951
Union Bank of California, NA 5.95% 2016	22,000	21,874
Skandinaviska Enskilda Banken AB 4.958% (undated)[1,2]	9,885	8,975
Skandinaviska Enskilda Banken AB 5.00% (undated)[1]	£265	522
Skandinaviska Enskilda Banken AB 7.50% (undated)[1]	$12,500	12,942
American Honda Finance Corp. 5.125% 2010[2]	21,850	22,170
Morgan Stanley, Series F, 5.75% 2012	20,100	20,155
Morgan Stanley 10.09% 2017[3]	BRL3,000	1,606
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	$11,000	10,951
Genworth Financial, Inc. 6.15% 2066[1]	11,385	10,664
Assurant, Inc. 5.625% 2014	22,000	21,518
E*TRADE Financial Corp. 8.00% 2011	10,950	10,950
E*TRADE Financial Corp. 7.375% 2013	1,500	1,410
E*TRADE Financial Corp. 7.875% 2015	9,720	9,040
Chubb Corp. 6.375% 2037[1]	21,415	21,326
United Overseas Bank Ltd. 5.375% 2019[1,2]	22,250	21,260
Canadian Imperial Bank of Commerce 5.563% Eurodollar note 2085[1,3]	25,000	18,625
Silicon Valley Bank 5.70% 2012	18,000	17,980
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[2]	18,000	17,608
United Dominion Realty Trust, Inc., Series E, 4.50% 2008	17,000	16,948
Charles Schwab Corp., Series A, 6.375% 2017	16,650	16,559
Realogy Corp., Term Loan B, Letter of Credit, 5.32% 2013[1,4]	182	172
Realogy Corp., Term Loan B, 8.36% 2013[1,4]	941	886
Realogy Corp. 10.50% 2014[2]	7,985	6,827
Realogy Corp. 11.00% 2014[2,5]	6,550	5,412
Realogy Corp. 12.375% 2015[2]	2,700	2,045
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	15,000	14,955
Downey Financial Corp. 6.50% 2014[3]	14,380	13,657
Goldman Sachs Group, Inc. 6.25% 2017	10,000	10,238
Goldman Sachs Group, Inc. 6.75% 2037	2,750	2,777
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008	1,000	995
Wachovia Corp. 5.30% 2011	5,000	5,028
Wachovia Corp. 5.625% 2016	7,000	6,927
Ambac Financial Group, Inc. 5.95% 2035	110	97
Ambac Financial Group, Inc. 6.15% 2087[1]	13,600	11,771
Independence Community Bank Corp. 4.90% 2010	12,000	11,712
AB Spintab 6.00% 2009	SKr73,000	11,587
Credit Agricole SA 6.637% (undated)[1,2]	$12,300	11,576
Advanta Capital Trust I, Series B, 8.99% 2026	12,500	11,313
Banco Santander-Chile 5.375% 2014[2]	11,200	10,856
Assured Guaranty US Holdings Inc., Series A, 6.40% 2066[1]	10,625	10,440
United Energy Distribution Pty Ltd., AMBAC insured, 4.70% 2011[2]	10,000	9,952
Berkshire Hathaway Finance Corp. 4.75% 2012	10,000	9,819
MassMutual Global Funding II, Series 2002-1, 3.50% 2010[2]	10,000	9,682
Shinsei Bank, Ltd. 3.75% 2016[1]	€6,865	9,167
Shinsei Bank, Ltd. 5.625% (undated)[1]	£195	373
Zions Bancorporation 5.50% 2015	$9,625	9,258
Post Apartment Homes, LP 7.70% 2010	1,400	1,496
Post Apartment Homes, LP 5.125% 2011	7,720	7,560
Host Marriott, LP, Series M, 7.00% 2012	7,130	7,219
Host Hotels & Resorts, LP, Series S, 6.875% 2014	1,500	1,504
Banco Mercantil del Norte, SA 6.135% 2016[2]	8,600	8,603
Chohung Bank 4.50% 2014[1,2]	8,000	7,949
Bank of Nova Scotia 5.563% 2085[1,3]	10,000	7,700
MetLife, Inc. 5.50% 2014	5,224	5,252
MetLife, Inc. 5.00% 2015	2,000	1,910
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[1,2]	6,500	6,652
Allied Irish Banks, PLC 5.625% 2030[1]	£250	474
Allied Irish Banks Ltd. 5.875% (undated)[1,3]	$7,000	5,775
SunTrust Banks, Inc. 6.00% 2017	5,750	5,821
Weingarten Realty Investors, Series A, 4.857% 2014	6,080	5,769
National Australia Bank Ltd. 5.486% (undated)[1,2]	5,925	5,491
Credit Suisse First Boston (USA), Inc. 6.50% 2012	5,000	5,230
Irvine Apartment Communities, LP 7.00% 2007	5,000	5,000
Industrial Bank of Korea 4.00% 2014[1,2]	5,000	4,915
Bergen Bank 5.563% (undated)[1,3]	5,000	3,975
National Bank of Canada 5.563% 2087[1,3]	5,000	3,825
KeyBank NA 5.50% 2012	3,750	3,740
Financial Security Assurance Holdings Ltd. 6.40% 2066[1,2]	4,000	3,628
Federal Realty Investment Trust 4.50% 2011	3,500	3,413
Christiana Bank Og Kreditkasse 5.563% (undated)[1,3]	4,000	3,100
UnumProvident Corp. 5.859% 2009	1,000	1,014
UnumProvident Finance Co. PLC 6.85% 2015[2]	1,425	1,456
FelCor Lodging LP 8.50% 2011[1]	2,270	2,406
Norinchukin Finance (Cayman) Ltd. 5.625% 2016[1]	£205	406
Commerzbank AG 6.625% 2019	70	144
		6,336,873

CONSUMER DISCRETIONARY — 5.80%
DaimlerChrysler North America Holding Corp. 4.05% 2008	$4,750	4,699
DaimlerChrysler North America Holding Corp. 4.75% 2008	3,600	3,590
DaimlerChrysler North America Holding Corp., Series E, 6.053% 2009[1]	48,000	47,701
DaimlerChrysler North America Holding Corp. 6.133% 2009[1]	30,000	29,889
DaimlerChrysler North America Holding Corp. 7.20% 2009	5,000	5,182
DaimlerChrysler North America Holding Corp. 4.875% 2010	20,000	19,785
DaimlerChrysler North America Holding Corp. 8.00% 2010	56,500	60,396
DaimlerChrysler North America Holding Corp. 7.75% 2011	26,350	28,250
DaimlerChrysler North America Holding Corp. 6.50% 2013	16,610	17,245
Lenfest Communications, Inc. 7.625% 2008	6,750	6,806
Comcast Corp. 5.66% 2009[1]	9,520	9,477
Tele-Communications, Inc. 9.80% 2012	17,500	20,274
Comcast Cable Communications, Inc. 7.125% 2013	1,650	1,758
Tele-Communications, Inc. 7.875% 2013	7,500	8,218
Comcast Corp. 5.85% 2015	29,025	28,831
Comcast Corp. 6.50% 2015	5,000	5,174
Comcast Corp. 6.30% 2017	70,715	72,011
Comcast Corp. 5.65% 2035	6,670	5,974
Comcast Corp. 6.45% 2037	25,375	25,133
Comcast Corp. 6.95% 2037	31,240	32,896
Time Warner Inc. 5.73% 2009[1]	35,000	34,606
Time Warner Inc. 5.50% 2011	1,000	999
AOL Time Warner Inc. 6.875% 2012	17,250	18,118
Time Warner Inc. 5.875% 2016	16,500	16,170
Time Warner Companies, Inc. 7.25% 2017	1,600	1,705
AOL Time Warner Inc. 7.625% 2031	33,760	36,825
Time Warner Inc. 6.50% 2036	31,000	30,004
Federated Retail Holdings, Inc. 5.35% 2012	22,255	21,845
Federated Retail Holdings, Inc. 5.90% 2016	75,385	72,266
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[2]	10,150	10,150
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	14,150	14,291
Charter Communications Operating, LLC, Term Loan Facilities B, Delayed Draw, 7.13% 2014[1,4]	21,625	20,949
Charter Communications Operating, LLC, Term Loan Facilities B, 7.36% 2014[1,4]	4,400	4,263
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[2]	4,425	4,469
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	13,250	13,482
D.R. Horton, Inc. 9.75% 2010	1,150	1,144
D.R. Horton, Inc. 7.875% 2011	800	785
D.R. Horton, Inc. 6.875% 2013	5,385	4,963
D.R. Horton, Inc. 5.625% 2014	5,750	4,895
D.R. Horton, Inc. 5.25% 2015	25,165	21,098
D.R. Horton, Inc. 5.625% 2016	4,360	3,669
D.R. Horton, Inc. 6.50% 2016	34,835	30,560
Ford Capital BV 9.50% 2010	6,266	6,266
Ford Motor Co., Term Loan B, 8.70% 2013[1,4]	45,568	44,315
Ford Motor Co. 6.50% 2018	9,655	7,821
Ford Motor Co. 8.875% 2022	3,110	2,690
Ford Motor Co. 7.45% 2031	500	395
Centex Corp. 5.80% 2009	2,500	2,462
Centex Corp. 5.70% 2014	3,135	2,806
Centex Corp. 5.25% 2015	8,455	7,204
Centex Corp. 6.50% 2016	53,035	48,452
General Motors Corp. 6.375% 2008	145	144
General Motors Nova Scotia Finance Co. 6.85% 2008	300	298
General Motors Corp. 7.20% 2011	20,120	19,265
General Motors Corp. 7.125% 2013	18,545	17,061
General Motors Corp. 7.25% 2013	€700	941
General Motors Corp. 7.70% 2016	$1,510	1,359
General Motors Corp. 8.80% 2021	16,400	15,129
General Motors Corp. 8.375% 2033	1,200	1,058
Viacom Inc. 5.75% 2011	2,500	2,526
Viacom Inc. 6.25% 2016	34,110	34,256
Viacom Inc. 6.875% 2036	12,650	12,636
Harrah’s Operating Co., Inc. 5.50% 2010	17,320	16,638
Harrah’s Operating Co., Inc. 5.625% 2015	24,650	19,625
Harrah’s Operating Co., Inc. 6.50% 2016	12,500	10,203
Toll Brothers, Inc. 6.875% 2012	1,090	1,056
Toll Brothers, Inc. 4.95% 2014	28,108	24,676
Toll Brothers, Inc. 5.15% 2015	15,790	13,544
Chancellor Media Corp. of Los Angeles 8.00% 2008	12,500	12,706
Clear Channel Communications, Inc. 5.75% 2013	8,000	6,703
Clear Channel Communications, Inc. 5.50% 2014	2,200	1,730
Clear Channel Communications, Inc. 6.875% 2018	13,000	10,326
Michaels Stores, Inc., Term Loan B, 7.625% 2013[1,4]	6,386	6,204
Michaels Stores, Inc. 10.00% 2014	14,225	14,652
Michaels Stores, Inc. 0%/13.00% 2016[6]	8,625	5,218
Michaels Stores, Inc. 11.375% 2016	3,475	3,571
Univision Communications, Inc., Second Lien Term Loan, 7.629% 2009[1,4]	2,240	2,225
Univision Communications, Inc., First Lien Term Loan B, 7.61% 2014[1,4]	8,770	8,321
Univision Communications Inc. 9.75% 2015[2,5]	17,930	17,571
K. Hovnanian Enterprises, Inc. 8.875% 2012	7,060	5,330
K. Hovnanian Enterprises, Inc. 7.75% 2013	2,125	1,530
K. Hovnanian Enterprises, Inc. 6.375% 2014	2,440	1,903
K. Hovnanian Enterprises, Inc. 6.50% 2014	3,010	2,355
K. Hovnanian Enterprises, Inc. 6.25% 2015	2,775	2,123
K. Hovnanian Enterprises, Inc. 6.25% 2016	2,220	1,721
K. Hovnanian Enterprises, Inc. 7.50% 2016	6,635	5,308
K. Hovnanian Enterprises, Inc. 8.625% 2017	5,940	4,930
Seminole Tribe of Florida 5.798% 2013[2,4]	13,220	13,362
Seminole Tribe of Florida 7.804% 2020[2,3,4]	11,000	11,209
J.C. Penney Co., Inc. 8.00% 2010	7,590	8,081
J.C. Penney Co., Inc. 9.00% 2012	995	1,132
J.C. Penney Corp., Inc. 5.75% 2018	11,325	10,893
J.C. Penney Corp., Inc. 6.375% 2036	4,165	3,909
Carnival Corp. 3.75% 2007	5,000	4,991
Carnival Corp. 6.15% 2008	18,623	18,678
American Media Operations, Inc., Series B, 10.25% 2009	18,215	16,257
American Media Operations, Inc. 8.875% 2011	7,060	6,213
Ryland Group, Inc. 5.375% 2008	1,000	987
Ryland Group, Inc. 5.375% 2012	22,500	20,916
Cox Communications, Inc. 6.253% 2007[1]	5,000	5,005
Cox Communications, Inc. 7.875% 2009	1,000	1,046
Cox Communications, Inc. 5.45% 2014	12,750	12,387
News America Holdings Inc. 8.00% 2016	1,000	1,141
News America Inc. 7.25% 2018	2,250	2,442
News America Holdings Inc. 8.25% 2018	10,540	12,070
News America Inc. 6.40% 2035	1,250	1,211
News America Inc. 6.15% 2037	1,500	1,402
Limited Brands, Inc. 6.90% 2017	17,060	17,172
CanWest Media Inc., Series B, 8.00% 2012	13,286	13,087
CanWest MediaWorks Inc. 9.25% 2015[2]	3,325	3,375
Mohegan Tribal Gaming Authority 6.375% 2009	14,410	14,410
Mohegan Tribal Gaming Authority 7.125% 2014	2,000	2,015
MGM MIRAGE 6.00% 2009	1,975	1,970
MGM MIRAGE 8.50% 2010	6,850	7,193
MGM MIRAGE 6.75% 2012	1,050	1,038
MGM MIRAGE 6.75% 2013	3,350	3,291
MGM MIRAGE 5.875% 2014	500	463
MGM MIRAGE 6.625% 2015	2,025	1,931
Marriott International, Inc., Series I, 6.375% 2017	15,750	15,816
KB Home 5.875% 2015	13,605	11,632
KB Home 6.25% 2015	4,760	4,088
Local T.V. Finance LLC 9.25% 2015[2,5]	16,065	15,181
Toys "R" Us, Inc. 7.625% 2011	10,035	9,232
Toys "R" Us-Delaware, Inc., Term Loan B, 9.76% 2012[1,4]	6,000	5,947
MDC Holdings, Inc. 5.50% 2013	6,555	6,169
MDC Holdings, Inc. 5.375% 2014	9,475	8,610
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	14,415	14,199
Tenneco Automotive Inc., Series B, 10.25% 2013	5,750	6,196
Tenneco Automotive Inc. 8.625% 2014	7,410	7,503
Visteon Corp. 8.25% 2010	15,440	13,664
AMC Entertainment Inc., Series B, 8.625% 2012	3,000	3,098
AMC Entertainment Inc. 8.00% 2014	8,125	7,780
AMC Entertainment Inc., Series B, 11.00% 2016	2,500	2,675
Delphi Automotive Systems Corp. 6.55% 2006[7]	500	460
Delphi Automotive Systems Corp. 6.50% 2009[7]	6,000	5,490
Delphi Corp. 6.50% 2013[7]	7,020	6,327
Delphi Automotive Systems Corp. 7.125% 2029[7]	1,350	1,249
Bon-Ton Department Stores, Inc. 10.25% 2014	14,140	13,292
Claire’s Stores, Inc., Term Loan, 7.948% 2013[1,4]	9,411	8,826
Claire’s Stores, Inc. 9.25% 2015[2]	3,700	3,219
Claire’s Stores, Inc. 10.50% 2017[2]	1,250	969
TL Acquisitions, Inc., Term Loan B, 7.95% 2014[1,4]	3,675	3,577
Thomson Learning 0%/13.25% 2015[2,6]	1,490	1,214
Thomson Learning 10.50% 2015[2]	7,950	7,890
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	12,025	12,596
Standard Pacific Corp. 5.125% 2009	1,000	850
Standard Pacific Corp. 6.50% 2010	2,175	1,686
Standard Pacific Corp. 6.875% 2011	605	463
Standard Pacific Corp. 7.75% 2013	6,890	5,340
Standard Pacific Corp. 6.25% 2014	840	601
Standard Pacific Corp. 7.00% 2015	4,690	3,353
Boyd Gaming Corp. 7.75% 2012	1,800	1,858
Boyd Gaming Corp. 6.75% 2014	6,925	6,821
Boyd Gaming Corp. 7.125% 2016	3,500	3,404
Grupo Posadas, SA de CV 8.75% 2011[2]	10,585	10,876
Grupo Posadas, SA de CV 8.75% 2011	1,050	1,079
Education Management LLC and Education Management Finance Corp. 8.75% 2014	2,850	2,936
Education Management LLC and Education Management Finance Corp. 10.25% 2016	8,530	8,871
Beazer Homes USA, Inc. 8.625% 2011	4,625	3,677
Beazer Homes USA, Inc. 6.50% 2013	2,230	1,661
Beazer Homes USA, Inc. 6.875% 2015	2,270	1,691
Beazer Homes USA, Inc. 8.125% 2016	5,940	4,663
Cinemark USA, Inc., Term Loan B, 7.25% 2013[1,4]	3,369	3,287
Cinemark, Inc. 0%/9.75% 2014[6]	8,750	8,312
Burlington Coat Factory Warehouse Corp. 11.125% 2014	12,200	11,468
Young Broadcasting Inc. 10.00% 2011	12,317	11,424
NTL Cable PLC 8.75% 2014	9,200	9,476
NTL Cable PLC 8.75% 2014	€1,000	1,449
Quebecor Media Inc. 7.75% 2016	$6,720	6,443
Quebecor Media Inc. 7.75% 2016[2]	4,400	4,218
Radio One, Inc., Series B, 8.875% 2011	4,750	4,714
Radio One, Inc. 6.375% 2013	6,220	5,536
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	12,665	9,974
Edcon Pty Ltd. 7.98% 2014[1]	€6,500	8,644
Edcon Pty Ltd. 10.23% 2015[1]	750	984
Lowe’s Companies, Inc. 8.25% 2010	$8,450	9,135
Idearc Inc. 8.00% 2016	8,650	8,672
Target Corp. 3.375% 2008	8,330	8,262
Allison Transmission Holdings, Inc., Term Loan B, 8.57% 2014[1,4]	8,500	8,224
Dex Media West LLC, Dex Media West Finance Co., Series B, 8.50% 2010	3,000	3,097
R.H. Donnelley Corp., Series A-1, 6.875% 2013	1,000	950
Dex Media, Inc., Series B, 8.00% 2013	525	532
R.H. Donnelley Corp., Series A-3, 8.875% 2016	850	870
R.H. Donnelley Corp. 8.875% 2017[2]	2,695	2,749
Hanesbrands Inc., Series B, 8.784% 2014[1]	7,905	7,905
Kabel Deutschland GmbH 10.625% 2014	7,150	7,686
Neiman Marcus Group, Inc. 9.00% 2015[5]	7,120	7,618
iesy Repository GmbH 10.375% 2015[2]	7,375	7,559
Telenet Group Holding NV 0%/11.50% 2014[2,6]	7,100	7,064
Pinnacle Entertainment, Inc. 7.50% 2015[2]	7,250	6,897
CSC Holdings, Inc., Series B, 8.125% 2009	3,000	3,060
Cablevision Systems Corp., Series B, 8.00% 2012	3,635	3,544
William Lyon Homes, Inc. 7.625% 2012	5,750	3,939
William Lyon Homes, Inc. 10.75% 2013	2,000	1,490
William Lyon Homes, Inc. 7.50% 2014	1,500	997
Regal Cinemas Corp., Series B, 9.375% 2012[3]	6,125	6,408
Liberty Media Corp. 7.875% 2009	2,500	2,585
Liberty Media Corp. 8.25% 2030	3,550	3,497
Goodyear Tire & Rubber Co. 9.135% 2009[1]	3,175	3,215
Goodyear Tire & Rubber Co. 8.625% 2011	2,567	2,695
Dollarama Group LP and Dollarama Corp. 8.875% 2012	5,550	5,578
Chrysler Financial, First Lien Term Loan, 9.36% 2012[1,4]	1,735	1,735
Chrysler Financial, Second Lien Term Loan, 11.86% 2013[1,4]	3,825	3,775
LBI Media, Inc. 8.50% 2017[2]	5,230	5,230
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	5,075	5,151
Warner Music Group 7.375% 2014	5,050	4,419
Meritage Homes Corp. 6.25% 2015	5,530	4,341
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	4,300	4,192
Royal Caribbean Cruises Ltd. 7.00% 2007	1,400	1,400
Royal Caribbean Cruises Ltd. 8.75% 2011	2,325	2,491
Technical Olympic USA, Inc. 9.00% 2010	2,640	1,650
Technical Olympic USA, Inc. 9.00% 2010	1,050	648
Technical Olympic USA, Inc. 10.375% 2012	3,235	898
Technical Olympic USA, Inc. 7.50% 2015	1,850	398
Seneca Gaming Corp. 7.25% 2012	2,500	2,531
Seneca Gaming Corp., Series B, 7.25% 2012	1,000	1,012
Walt Disney Co. 5.625% 2016	2,500	2,514
Walt Disney Co. 6.00% 2017	1,000	1,026
Sealy Mattress Co. 8.25% 2014	3,450	3,493
Vidéotron Ltée 6.875% 2014	2,525	2,493
Vidéotron Ltée 6.375% 2015	1,000	945
WDAC Intermediate Corp. 8.375% 2014[2]	2,600	2,600
WDAC Intermediate Corp. 8.50% 2014	€500	701
Kingfisher PLC 5.625% 2014	£1,740	3,276
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	$2,970	2,992
Gaylord Entertainment Co. 8.00% 2013	2,300	2,343
Gaylord Entertainment Co. 6.75% 2014	500	482
Thomson Corp. 5.50% 2035[3]	3,000	2,585
Gamestop Corp. 8.00% 2012	2,000	2,090
Dillard’s, Inc. 7.13% 2018[3]	2,000	1,829
Entercom Radio, LLC 7.625% 2014	1,735	1,718
Kohl’s Corp. 6.30% 2011	600	618
Kohl’s Corp. 7.375% 2011	875	935
Riddell Bell Holdings Inc. 8.375% 2012[3]	1,430	1,373
WCI Communities, Inc. 9.125% 2012	1,500	1,241
XM Satellite Radio Inc. and XM Satellite Radio Holdings Inc. 9.75% 2014	1,145	1,154
Warnaco, Inc. 8.875% 2013	925	974
Carmike Cinemas, Inc., Term Loan B, 8.98% 2012[1,4]	568	567
TRW Automotive Inc. 7.00% 2014[2]	300	292
		1,992,073

INDUSTRIALS — 3.92%
Calair LLC and Calair Capital Corp. 8.125% 2008	825	829
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[4]	14,050	14,104
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[4]	10,000	10,130
Continental Airlines, Inc. 8.75% 2011	5,300	5,115
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[4]	12,500	12,824
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 5.93% 2015[1,3,4]	1,100	1,067
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[4]	9,897	9,806
Continental Airlines, Inc., Series 1996-2, Class D, 11.50% 2016[4]	1,468	1,490
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[4]	189	183
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[4]	2,682	2,594
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[4]	2,116	2,011
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[4]	22,231	22,433
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[4]	40,910	41,883
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[4]	3,560	3,557
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[4]	22,860	23,033
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[4]	13,890	12,968
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[4]	9,761	9,590
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[4]	305	316
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[4]	9,402	9,227
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[4]	16,607	16,636
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[4]	10,130	9,624
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[4]	14,691	15,387
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[4]	14,745	15,796
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[4]	1,535	1,531
General Electric Co. 5.00% 2013	12,750	12,653
General Electric Capital Corp., Series A, 5.625% 2017	46,850	46,926
General Electric Capital Corp. 6.25% 2017	£400	826
General Electric Capital Corp., Series A, 5.63% 2018[1]	$18,000	17,562
General Electric Capital Corp., Series A, 5.74% 2026[1]	77,000	74,879
General Electric Capital Corp. 5.625% 2031	£85	168
General Electric Capital Corp., Series A, 6.038% 2036[1]	$12,000	11,362
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[4]	400	411
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013[4]	3,077	3,049
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[4]	53,658	54,860
Delta Air Lines, Inc., Second Lien Term Loan B, 8.61% 2014[1,4]	5,000	4,863
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014[4,7]	5,239	5,416
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[4]	44,192	45,700
American Airlines, Inc., Series 1999-1, Class A-1, 6.855% 2010[4]	5,392	5,405
AMR Corp., Series B, 10.45% 2011	150	152
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[4]	3,750	3,661
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[4]	21,761	21,908
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[4]	18,165	18,417
AMR Corp. 9.00% 2012	5,800	5,916
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[4]	38,780	40,954
American Airlines, Inc., Series 1991-C2, 9.73% 2014[4]	6,410	5,849
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[4]	9,865	9,291
BAE Systems Holding Inc. 4.75% 2010[2,4]	10,350	10,238
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[2,4]	43,250	45,304
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[2,3,4]	38,768	40,221
Hutchison Whampoa International Ltd. 7.00% 2011[2]	24,300	25,442
Hutchison Whampoa International Ltd. 6.50% 2013[2]	59,200	61,544
Northwest Airlines, Inc., Term Loan B, 8.698% 2013[1,4]	3,688	3,513
Northwest Airlines, Inc., Term Loan A, 8.698% 2018[1,4]	73,490	71,469
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[4]	7,145	7,127
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[4,7]	7,335	8,618
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[4]	602	608
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[3,4]	1,205	1,205
United Air Lines, Inc., Term Loan B, 7.125% 2014[1,4]	3,821	3,642
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[4]	3,690	3,699
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[4]	1,005	960
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[4]	29,175	29,175
John Deere Capital Corp., Series D, 4.375% 2008	15,000	14,935
John Deere Capital Corp. 5.40% 2011	17,750	17,879
John Deere Capital Corp. 5.10% 2013	1,100	1,084
John Deere Capital Corp., Series D, 5.50% 2017	3,650	3,622
CSX Corp. 5.75% 2013	16,800	16,878
CSX Corp. 6.25% 2018	15,000	15,107
DAE Aviation Holdings, Inc., Term Loan B, 9.00% 2014[1,4]	11,700	11,700
DAE Aviation Holdings, Inc. 11.25% 2015[2]	17,285	18,149
Nielsen Finance LLC, Term Loan B, 7.61% 2013[1,4]	2,350	2,284
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	12,350	13,122
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[6]	19,400	13,677
Canadian National Railway Co. 5.85% 2017	13,000	13,025
Canadian National Railway Co. 6.375% 2037	8,000	8,123
NTK Holdings Inc. 0%/10.75% 2014[6]	15,118	9,373
THL Buildco, Inc. 8.50% 2014	11,450	9,990
Hawker Beechcraft 8.50% 2015[2]	1,325	1,358
Hawker Beechcraft 8.875% 2015[2,5]	11,125	11,236
Hawker Beechcraft 9.75% 2017[2]	570	584
Tyco International Group SA 6.125% 2008	5,000	5,056
Tyco International Group SA 6.125% 2009	500	508
Tyco International Group SA 7.00% 2028	620	676
Tyco International Group SA 6.875% 2029	6,190	6,231
Allied Waste North America, Inc., Series B, 6.50% 2010	500	506
Allied Waste North America, Inc., Series B, 5.75% 2011	2,500	2,469
Allied Waste North America, Inc., Series B, 6.125% 2014	3,500	3,417
Allied Waste North America, Inc., Series B, 7.375% 2014	4,750	4,798
Allied Waste North America, Inc. 6.875% 2017	1,000	1,010
Caterpillar Inc. 4.50% 2009	1,190	1,181
Caterpillar Financial Services Corp. 4.30% 2010	2,400	2,363
Caterpillar Financial Services Corp., Series F, 5.125% 2011	500	499
Caterpillar Financial Services Corp., Series F, 5.50% 2016	4,050	3,994
Caterpillar Financial Services Corp., Series F, 5.85% 2017	2,000	2,022
Caterpillar Inc. 6.05% 2036	2,000	2,009
Northrop Grumman Systems Corp. 7.125% 2011	8,000	8,500
Northrop Grumman Systems Corp. 7.75% 2031	3,000	3,530
Ashtead Group PLC 8.625% 2015[2]	4,375	4,277
Ashtead Capital, Inc. 9.00% 2016[2]	7,500	7,434
ARAMARK Corp., Term Loan B, 7.36% 2014[1,4]	4,868	4,783
ARAMARK Corp., Term Loan B, Letter of Credit, 7.36% 2014[1,4]	342	337
ARAMARK Corp. 8.50% 2015	5,025	5,151
ARAMARK Corp. 8.856% 2015[1]	500	508
Embraer Overseas Ltd 6.375% 2017	10,825	10,771
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 1996-B, 6.96% 2009[4]	768	783
BNSF Funding Trust I 6.613% 2055[1]	10,000	9,044
DRS Technologies, Inc. 6.875% 2013	6,510	6,543
DRS Technologies, Inc. 6.625% 2016	475	471
DRS Technologies, Inc. 7.625% 2018	2,725	2,793
USG Corp. 6.30% 2016	9,000	8,182
Accuride Corp. 8.50% 2015	8,230	7,942
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	7,595	7,899
Goodman Global Holdings, Inc., Series B, 7.875% 2012	7,784	7,687
Union Pacific Railroad Co. Pass Through Trust, Series 2001-1, 6.63% 2022[4]	7,327	7,652
ACIH, Inc. 0%/11.50% 2012[2,6]	3,340	2,589
Atrium Companies, Inc., Term Loan B, 8.61% 2012[1,4]	5,273	4,930
United Rentals (North America), Inc., Series B, 6.50% 2012	6,250	6,359
AIR 2 US, Series A, 8.027% 2020[2,4]	6,000	6,090
Lockheed Martin Corp. 6.15% 2036	6,000	6,085
Waste Management, Inc. 6.50% 2008	5,220	5,289
Waste Management, Inc. 5.00% 2014	765	734
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[2,4]	5,646	5,710
TransDigm Inc. 7.75% 2014	4,850	4,923
TFM, SA de CV 9.375% 2012	4,450	4,684
Atlas Copco AB 5.60% 2017[2]	4,525	4,474
Kansas City Southern Railway Co. 7.50% 2009	4,000	4,065
Alion Science and Technology Corp. 10.25% 2015	3,690	3,367
RBS Global, Inc. and Rexnord LLC 9.50% 2014	2,400	2,496
RBS Global, Inc. and Rexnord LLC 8.875% 2016	850	859
Williams Scotsman, Inc. 8.50% 2015	2,900	3,205
RSC Holdings III, LLC, Second Lien Term Loan B, 8.86% 2013[1,4]	2,838	2,762
Hertz Corp. 10.50% 2016	2,250	2,441
FTI Consulting, Inc. 7.625% 2013	2,300	2,369
Esterline Technologies Corp. 6.625% 2017	1,850	1,841
Esco Corp. 8.625% 2013[2]	1,100	1,089
Esco Corp. 9.569% 2013[1,2]	325	315
H&E Equipment Services, Inc. 8.375% 2016	900	882
CEVA Group PLC 10.00% 2014[2]	500	503
		1,346,340

ENERGY — 3.68%
Gaz Capital SA 5.875% 2015	€5,125	7,136
Gaz Capital SA 6.51% 2022[2]	$99,010	98,257
Gaz Capital SA 7.288% 2037[2]	31,270	33,412
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[2,4]	21,092	20,891
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[4]	1,164	1,153
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[2,4]	15,570	17,323
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[4]	1,000	1,113
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,4]	45,970	43,963
Ras Laffan Liquefied Natural Gas III 5.838% 2027[2,4]	15,000	13,738
TransCanada PipeLines Ltd. 6.35% 2067[1]	91,415	87,890
Enterprise Products Operating LP, Series B, 4.625% 2009	4,000	3,968
Enterprise Products Operating LP 4.95% 2010	8,000	7,972
Enterprise Products Operating LP 7.50% 2011	2,500	2,657
Enterprise Products Operating LP, Series B 6.375% 2013	17,000	17,447
Enterprise Products Partners LP 5.60% 2014	1,855	1,820
Enterprise Products Operating LLC 6.30% 2017	30,000	30,096
Enterprise Products Operating LP 8.375% 2066[1]	10,840	11,158
Enterprise Products Operating LP 7.034% 2068[1]	12,035	11,044
Kinder Morgan Energy Partners LP 6.75% 2011	2,500	2,604
Kinder Morgan Energy Partners LP 5.00% 2013	14,029	13,403
Kinder Morgan Energy Partners LP 5.125% 2014	30,302	28,862
Kinder Morgan Energy Partners LP 6.00% 2017	29,250	28,970
Kinder Morgan Energy Partners LP 7.75% 2032	4,000	4,427
Marathon Oil Corp. 6.00% 2017	40,270	40,403
Marathon Oil Corp. 6.60% 2037	25,000	25,646
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[2,4]	59,400	58,800
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[4]	6,000	5,939
Enbridge Energy Partners, LP 8.05% 2067[1]	63,150	64,305
Husky Energy Inc. 6.20% 2017	45,000	44,761
Husky Energy Inc. 6.80% 2037	17,470	17,985
Pemex Finance Ltd. 8.875% 2010[4]	20,800	21,794
Pemex Project Funding Master Trust 5.75% 2015	10,000	10,056
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 2017[4]	11,700	15,158
Pemex Project Funding Master Trust 8.625% 2022	750	929
Qatar Petroleum 5.579% 2011[2,4]	34,134	34,251
Nakilat Inc., Series A, 6.067% 2033[2,4]	14,000	13,552
Enbridge Inc. 5.80% 2014	7,500	7,485
Enbridge Inc. 5.60% 2017	39,930	38,691
Williams Companies, Inc. 6.375% 2010[2]	1,500	1,515
Williams Companies, Inc. 7.36% 2010[1,2]	7,500	7,594
Williams Companies, Inc. 7.125% 2011	500	521
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	5,725	5,983
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	3,475	3,562
Williams Companies, Inc. 7.875% 2021	3,025	3,305
Transcontinental Gas Pipe Line Corp. 7.25% 2026	1,750	1,862
Williams Companies, Inc. 8.75% 2032	16,145	18,668
Canadian Natural Resources Ltd. 5.70% 2017	32,500	31,784
Canadian Natural Resources Ltd. 6.25% 2038	1,795	1,737
XTO Energy Inc. 5.90% 2012	10,000	10,202
XTO Energy Inc. 5.65% 2016	3,750	3,672
XTO Energy Inc. 6.25% 2017	17,750	18,054
EOG Resources, Inc. 5.875% 2017	30,000	30,046
Polar Tankers, Inc. 5.951% 2037[2,4]	28,845	27,536
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[2,4]	21,083	20,807
Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 2010[2,4]	3,972	3,921
Apache Corp. 6.25% 2012	16,000	16,674
Apache Corp. 5.625% 2017	7,200	7,107
Devon Financing Corp., ULC 6.875% 2011	4,500	4,761
Devon Financing Corp. ULC 7.875% 2031	14,250	16,879
Pogo Producing Co. 7.875% 2013	6,725	6,994
Pogo Producing Co. 6.625% 2015	300	302
Pogo Producing Co. 6.875% 2017	6,850	6,918
Sunoco, Inc. 4.875% 2014	14,830	14,092
Southern Natural Gas Co. 5.90% 2017[2]	11,190	10,946
El Paso Natural Gas Co. 5.95% 2017[2]	3,000	2,945
Kinder Morgan Inc., Term Loan B, 6.63% 2013[1,4]	8,513	8,368
K N Energy, Inc. 7.25% 2028	5,800	5,428
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[2,4]	13,560	13,527
Gulfstream Natural Gas 5.56% 2015[2]	3,500	3,434
Gulfstream Natural Gas 6.19% 2025[2]	7,235	7,139
Teekay Shipping Corp. 8.875% 2011	9,150	9,653
Drummond Co., Inc. 7.375% 2016[2]	9,800	9,163
Newfield Exploration Co. 7.625% 2011	1,500	1,564
Newfield Exploration Co. 6.625% 2014	2,000	1,975
Newfield Exploration Co. 6.625% 2016	3,775	3,709
Rockies Express Pipeline LLC 6.438% 2009[1,2]	7,000	6,998
Petroplus Finance Ltd. 6.75% 2014[2]	2,750	2,654
Petroplus Finance Ltd. 7.00% 2017[2]	2,500	2,387
Forest Oil Corp. 7.25% 2019[2]	5,000	5,025
Encore Acquisition Co. 6.00% 2015	3,900	3,539
Energy Transfer Partners, LP 5.95% 2015	3,465	3,383
Premcor Refining Group Inc. 9.50% 2013	2,750	2,904
PETRONAS Capital Ltd. 7.00% 2012[2]	2,250	2,411
Sabine Pass LNG, LP 7.25% 2013	2,000	1,980
Peabody Energy Corp., Series B, 6.875% 2013	1,200	1,218
Petrozuata Finance, Inc., Series B, 8.22% 2017[2,4]	250	251
		1,264,156

TELECOMMUNICATION SERVICES — 3.58%
SBC Communications Inc. 4.125% 2009	9,465	9,315
AT&T Inc. 5.46% 2010[1]	3,280	3,270
SBC Communications Inc. 6.25% 2011	1,150	1,184
AT&T Corp. 7.30% 2011[1]	4,734	5,090
AT&T Wireless Services, Inc. 7.875% 2011	28,855	31,245
BellSouth Corp. 4.75% 2012	44,000	42,845
SBC Communications Inc. 5.875% 2012	23,062	23,631
AT&T Wireless Services, Inc. 8.125% 2012	80,630	89,493
SBC Communications Inc. 5.10% 2014	10,245	9,928
SBC Communications Inc. 5.625% 2016	75,200	74,688
BellSouth Capital Funding Corp. 7.875% 2030	1,500	1,739
SBC Communications Inc. 6.45% 2034	11,175	11,370
AT&T Inc. 6.50% 2037	45,000	46,555
US Unwired Inc., Series B, 10.00% 2012	4,400	4,719
Nextel Communications, Inc., Series E, 6.875% 2013	69,162	69,500
Nextel Communications, Inc. 5.95% 2014	39,238	37,510
Nextel Communications, Inc., Series D, 7.375% 2015	41,695	42,410
Sprint Capital Corp. 8.75% 2032	50,000	57,493
Telecom Italia SpA 6.25% 2012	€8,990	13,338
Telecom Italia Capital SA, Series B, 5.25% 2013	$16,050	15,597
Telecom Italia Capital SA 5.25% 2015	69,000	65,608
Telecom Italia SpA 7.75% 2033	€2,477	4,035
Telecom Italia Capital SA 7.20% 2036	$3,900	4,140
France Télécom 6.75% 2008[1]	€3,500	5,028
France Télécom 7.75% 2011[1]	$85,050	91,491
Verizon Global Funding Corp. 7.375% 2012	14,860	16,196
Verizon Communications Inc. 5.50% 2017	60,685	59,569
Verizon Global Funding Corp. 7.75% 2030	11,576	13,428
Vodafone Group PLC 7.75% 2010	35,285	37,275
Windstream Corp. 8.125% 2013	18,875	19,960
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	4,090	4,291
Windstream Corp. 8.625% 2016	3,300	3,535
Dobson Cellular Systems, Inc., Series B, 8.375% 2011	1,000	1,066
Dobson Cellular Systems, Inc. 8.375% 2011	900	960
Dobson Communications Corp. 9.61% 2012[1]	1,650	1,687
Dobson Cellular Systems, Inc. 9.875% 2012	10,300	11,175
Dobson Communications Corp. 8.875% 2013	8,975	9,603
American Cellular Corp., Term Loan B, 7.36% 2014[1,4]	2,992	2,987
Intelsat, Ltd. 6.50% 2013	3,500	2,678
Intelsat (Bermuda), Ltd. 8.25% 2013	5,550	5,661
Intelsat (Bermuda), Ltd. 0%/9.25% 2015[6]	1,775	1,469
Intelsat (Bermuda), Ltd. 8.625% 2015	4,000	4,100
Intelsat Corp. 9.00% 2016	3,550	3,674
Intelsat (Bermuda), Ltd. 9.25% 2016	6,500	6,776
Intelsat (Bermuda), Ltd. 11.25% 2016	2,400	2,583
American Tower Corp. 7.125% 2012	17,525	18,007
American Tower Corp. 7.00% 2017[2]	7,875	7,964
Embarq Corp. 6.738% 2013	20,000	20,819
Singapore Telecommunications Ltd. 6.375% 2011[2]	16,250	17,028
Singapore Telecommunications Ltd. 6.375% 2011	3,475	3,641
PCCW-HKT Capital Ltd. 8.00% 2011[1,2]	15,000	16,310
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[2]	3,600	3,390
Triton PCS, Inc. 8.50% 2013	17,825	18,739
Hawaiian Telcom Communications, Inc. 9.75% 2013	7,715	7,927
Hawaiian Telcom Communications, Inc. 10.86% 2013[1]	3,605	3,668
Hawaiian Telcom Communications, Inc., Term Loan C, 7.45% 2014[1,4]	3,741	3,637
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	3,050	3,309
U S WEST Capital Funding, Inc. 6.375% 2008	500	502
Qwest Capital Funding, Inc. 7.90% 2010	950	976
Qwest Communications International Inc. 7.25% 2011	6,000	6,098
Qwest Capital Funding, Inc. 7.25% 2011	4,150	4,192
Qwest Communications International Inc., Series B, 7.50% 2014	2,975	3,027
Qwest Capital Funding, Inc. 7.625% 2021	500	470
U S WEST Capital Funding, Inc. 6.875% 2028	3,250	2,803
U S WEST Communications, Inc. 6.875% 2033	240	226
Centennial Cellular Corp. 10.75% 2008	51	51
Centennial Communications Corp. 11.11% 2013[1]	7,500	7,763
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and Centennial
Puerto Rico Operations Corp. 8.125% 2014[1]	9,300	9,509
Rural Cellular Corp. 11.106% 2012[1]	3,260	3,342
Rural Cellular Corp. 8.621% 2013[1,2]	12,050	12,412
Deutsche Telekom International Finance BV 6.625% 2011[1]	€1,200	1,812
Deutsche Telekom International Finance BV 8.125% 2012[1]	4,420	7,095
Deutsche Telekom International Finance BV 8.25% 2030[1]	$3,000	3,683
MetroPCS Wireless, Inc. 9.25% 2014[2]	11,250	11,531
Cricket Communications, Inc. 9.375% 2014	7,210	7,354
Cricket Communications, Inc. 9.375% 2014[2]	2,500	2,550
Rogers Wireless Inc. 7.25% 2012	1,275	1,351
Rogers Wireless Inc. 7.50% 2015	6,300	6,762
Cincinnati Bell Inc. 7.25% 2013	6,800	6,885
SK Telecom Co., Ltd. 4.25% 2011[2]	6,000	5,795
Level 3 Financing, Inc. 9.25% 2014	5,475	5,420
Digicel Group Ltd. 8.875% 2015[2]	5,400	5,090
Koninklijke KPN NV 8.00% 2010	2,950	3,175
Koninklijke KPN NV 8.375% 2030	1,500	1,732
NTELOS Inc., Term Loan B, 7.38% 2011[1,4]	4,876	4,833
Orascom Telecom 7.875% 2014[2]	3,275	3,115
Millicom International Cellular SA 10.00% 2013	2,430	2,594
América Móvil, SA de CV 8.46% 2036	MXN27,000	2,433
Nordic Telephone Co. Holding ApS 8.875% 2016[2]	$1,000	1,060
		1,229,975

UTILITIES — 2.30%
PECO Energy Co., First and Refunding Mortgage Bonds, 3.50% 2008	5,000	4,952
Commonwealth Edison Co., First Mortgage Bonds, Series 102, 4.74% 2010	12,500	12,311
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	9,000	9,002
Exelon Corp. 6.75% 2011	2,200	2,289
Exelon Generation Co., LLC 6.95% 2011	19,475	20,412
PECO Energy Co., First and Refunding Mortgage Bonds, 4.75% 2012	3,900	3,842
Commonwealth Edison Co., First Mortgage Bonds, Series 106, 6.15% 2017	5,000	5,039
Exelon Generation Co., LLC 6.20% 2017	23,000	23,061
Commonwealth Edison Co., First Mortgage Bonds, Series 103, 5.90% 2036	4,000	3,758
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[2]	56,985	56,907
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[2]	14,500	14,400
Edison Mission Energy 7.50% 2013	625	644
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016	4,000	3,829
Edison Mission Energy 7.75% 2016	7,125	7,410
Midwest Generation, LLC, Series B, 8.56% 2016[4]	15,540	16,628
Edison Mission Energy 7.00% 2017[2]	7,175	7,103
Edison Mission Energy 7.20% 2019[2]	11,525	11,410
Homer City Funding LLC 8.734% 2026[4]	13,827	15,487
Edison Mission Energy 7.625% 2027[2]	1,900	1,843
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2006-E, 5.55% 2037	3,500	3,242
PacifiCorp, First Mortgage Bonds, 4.30% 2008	3,060	3,032
MidAmerican Energy Holdings Co. 5.875% 2012	15,000	15,248
MidAmerican Energy Co. 5.125% 2013	7,500	7,391
PacifiCorp, First Mortgage Bonds, 5.45% 2013	2,875	2,850
MidAmerican Energy Co. 4.65% 2014	5,000	4,727
MidAmerican Energy Co. 5.95% 2017	3,000	3,066
MidAmerican Energy Holdings Co. 6.125% 2036	17,750	17,288
NGG Finance PLC 6.125% 2011	€3,480	5,161
National Grid PLC 6.30% 2016	$37,605	38,098
National Grid Transco PLC 4.375% 2020	€6,430	8,032
National Grid Co. PLC 5.875% 2024	£170	348
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013	$6,000	5,777
Virginia Electric and Power Co., Series B, 5.95% 2017	42,200	42,217
Virginia Electric and Power Co., Series A, 6.00% 2037	1,250	1,199
PSEG Power LLC 3.75% 2009	6,825	6,681
PSEG Power LLC 7.75% 2011	16,410	17,585
PSEG Power LLC 5.00% 2014	11,690	11,127
PSEG Power LLC 8.625% 2031	7,350	9,102
Consolidated Edison Co. of New York, Inc., Series 2003-A, 3.625% 2008	6,000	5,930
Consolidated Edison Co. of New York, Inc., Series B, 3.85% 2013	5,000	4,600
Consolidated Edison Co. of New York, Inc., Series 2006-C, 5.50% 2016	30,000	29,575
Consolidated Edison Co. of New York, Inc., Series 2003-C, 5.10% 2033	2,000	1,711
Cilcorp Inc. 8.70% 2009	1,000	1,051
AmerenEnergy Generating Co., Series D, 8.35% 2010	1,500	1,602
Union Electric Co. 5.25% 2012	1,490	1,484
Union Electric Co. 4.65% 2013	11,000	10,392
Union Electric Co. 5.40% 2016	5,750	5,506
Cilcorp Inc. 9.375% 2029	12,265	14,289
Scottish Power PLC 5.375% 2015	31,415	30,701
Ohio Power Co., Series J, 5.30% 2010	8,000	8,019
Ohio Power Co., Series H, 4.85% 2014	5,965	5,653
Appalachian Power Co., Series I, 4.95% 2015	1,000	944
Ohio Power Co., Series K, 6.00% 2016	15,000	15,095
Veolia Environnement 6.125% 2033	€13,640	19,730
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011	$5,000	4,870
San Diego Gas & Electric Co., Series CCC, 5.30% 2015	10,000	9,771
San Diego Gas & Electric Co., Series DDD, 6.00% 2026	5,000	4,965
Niagara Mohawk Power Corp., Series G, 7.75% 2008	17,460	17,812
SP PowerAssets Ltd. 3.80% 2008[2]	10,000	9,845
SP PowerAssets Ltd. 5.00% 2013[2]	8,000	7,696
Israel Electric Corp. Ltd. 7.95% 2011[2]	10,000	10,613
Israel Electric Corp. Ltd. 8.10% 2096[2]	6,250	6,692
Empresa Nacional de Electricidad SA, Series B, 8.50% 2009	4,455	4,656
Empresa Nacional de Electricidad SA 8.35% 2013	5,000	5,598
Empresa Nacional de Electricidad SA 8.625% 2015	3,000	3,435
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 2028[4]	12,375	12,542
AES Corp. 9.50% 2009	927	969
AES Corp. 9.375% 2010	4,803	5,091
AES Corp. 8.75% 2013[2]	1,000	1,051
AES Gener SA 7.50% 2014	5,000	5,241
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.125% 2013	5,000	4,902
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 5.25% 2015	6,000	5,842
Anglian Water Services Financing PLC 4.625% 2013	€6,120	8,646
Anglian Water Services Financing PLC, Class A, 5.25% 2015	£395	765
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010	$4,500	4,457
Duke Energy Corp., First and Refunding Mortgage Bonds, 5.30% 2015	5,000	4,903
Florida Power & Light Co. 4.85% 2013	5,000	4,902
FPL Energy National Wind, LLC 5.608% 2024[2,4]	4,342	4,286
Kern River Funding Corp. 4.893% 2018[2,4]	8,815	8,763
Energy East Corp. 6.75% 2012	7,155	7,523
Constellation Energy Group, Inc. 6.125% 2009	3,500	3,556
Baltimore Gas and Electric Co. 5.20% 2033	3,000	2,544
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011	2,000	1,936
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	4,000	3,941
NRG Energy, Inc. 7.25% 2014	1,500	1,508
NRG Energy, Inc. 7.375% 2016	3,700	3,718
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	700	724
Sierra Pacific Resources 8.625% 2014	900	957
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,550	2,503
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,000	982
Korea East-West Power Co., Ltd. 4.875% 2011[2]	5,000	4,968
Enersis SA 7.375% 2014	3,000	3,188
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[2,4]	3,067	3,045
Connecticut Light and Power Co., First and Refunding Mortgage Bonds, Series 2007-A, 5.375% 2017	2,500	2,388
Alabama Power Co., Series R, 4.70% 2010	2,250	2,230
Centerpoint Energy Resources Corp., Series B, 7.875% 2013	2,000	2,188
Wisconsin Gas Co. 5.20% 2015	2,025	1,946
Mirant Americas Generation, Inc. 8.30% 2011	1,700	1,726
RWE Aktiengesellschaft and RWE Finance BV 6.375% 2013	£290	601
Kelda Group PLC 6.625% 2031	165	373
		789,638

HEALTH CARE — 2.17%
AstraZeneca PLC 5.40% 2012	33,500	33,800
AstraZeneca PLC 5.90% 2017	20,000	20,339
AstraZeneca PLC 6.45% 2037	40,000	41,615
Hospira, Inc. 4.95% 2009	7,391	7,392
Hospira, Inc. 5.678% 2010[1]	24,000	23,810
Hospira, Inc. 5.90% 2014	4,510	4,518
Hospira, Inc. 6.05% 2017	37,995	37,443
Coventry Health Care, Inc. 6.30% 2014	57,750	57,801
Coventry Health Care, Inc. 5.95% 2017	14,930	14,464
UnitedHealth Group Inc. 3.30% 2008	4,000	3,978
UnitedHealth Group Inc. 5.25% 2011	3,165	3,182
UnitedHealth Group Inc. 5.375% 2016	24,500	23,883
UnitedHealth Group Inc. 6.00% 2017[2]	32,750	32,783
Schering-Plough Corp. 5.375% 2014[3]	€6,120	8,730
Schering-Plough Corp. 6.00% 2017	$31,350	31,549
Schering-Plough Corp. 6.55% 2037	20,500	20,981
Cardinal Health, Inc. 6.25% 2008	3,000	3,019
Cardinal Health, Inc. 5.63% 2009[1,2]	3,500	3,505
Cardinal Health, Inc. 6.75% 2011	12,625	13,179
Cardinal Health, Inc. 6.05% 2016[2]	10,000	9,861
Cardinal Health, Inc. 5.85% 2017	12,000	11,858
Allegiance Corp. 7.00% 2026	9,260	9,893
Humana Inc. 6.45% 2016	25,375	25,784
Humana Inc. 6.30% 2018	17,000	17,031
WellPoint, Inc. 5.00% 2011	6,500	6,446
WellPoint, Inc. 5.25% 2016	6,455	6,181
WellPoint, Inc. 5.875% 2017	8,300	8,257
WellPoint, Inc. 6.375% 2037	7,500	7,459
Wyeth 4.375% 2008[1]	7,195	7,165
Wyeth 5.50% 2016	21,165	20,768
HealthSouth Corp. 11.409% 2014[1]	12,600	13,198
HealthSouth Corp. 10.75% 2016	13,105	13,859
Aetna Inc. 5.75% 2011	24,000	24,399
Tenet Healthcare Corp. 7.375% 2013	4,465	3,806
Tenet Healthcare Corp. 9.875% 2014	15,335	14,108
Tenet Healthcare Corp. 9.25% 2015	6,805	6,039
Amgen Inc. 4.00% 2009	24,000	23,472
HCA Inc., Term Loan B, 7.448% 2013[1,4]	19,630	19,271
HCA Inc. 9.125% 2014[2]	295	312
HCA Inc. 9.25% 2016[2]	530	564
HCA Inc. 9.625% 2016[2,5]	2,280	2,440
Boston Scientific Corp. 6.00% 2011	1,700	1,640
Boston Scientific Corp. 6.40% 2016	15,330	14,065
VWR International, Inc. 10.25% 2015[1,2,5]	15,675	15,205
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	10,350	10,221
Elan Finance PLC and Elan Finance Corp. 9.705% 2013[1]	2,720	2,686
PTS Acquisition Corp. 9.50% 2015[2,5]	12,255	11,642
Bristol-Myers Squibb Co. 4.00% 2008	10,000	9,869
Warner Chilcott Corp. 8.75% 2015	8,775	9,126
Surgical Care Affiliates, Inc. 8.875% 2015[2,5]	3,325	3,175
Surgical Care Affiliates, Inc. 10.00% 2017[2]	5,625	5,428
Universal Health Services, Inc. 7.125% 2016	7,440	7,638
Universal Hospital Services, Inc. 8.50% 2015[2,5]	1,610	1,602
Universal Hospital Services, Inc. 8.759% 2015[1,2]	3,880	3,880
Team Finance LLC and Health Finance Corp. 11.25% 2013	3,525	3,754
Viant Holdings Inc. 10.125% 2017[2]	3,004	2,809
Accellent Inc. 10.50% 2013	1,900	1,767
Community Health Systems Inc. 8.875% 2015[2]	1,375	1,420
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	1,230	1,310
		745,379

MATERIALS — 1.44%
Stora Enso Oyj 5.125% 2014	€4,250	5,795
Stora Enso Oyj 6.404% 2016[2]	$36,100	35,634
Stora Enso Oyj 7.25% 2036[2]	36,290	36,670
C5 Capital (SPV) Ltd. 6.196% (undated)[1,2]	15,000	14,876
C8 Capital (SPV) Ltd. 6.64% (undated)[1,2]	45,475	44,353
C10 Capital (SPV) Ltd. 6.722% (undated)[1,2]	18,695	17,987
UPM-Kymmene Corp. 5.625% 2014[2]	41,790	40,474
UPM-Kymmene Corp. 6.625% 2017	£235	466
Rohm and Haas Co. 5.60% 2013	$1,450	1,447
Rohm and Haas Co. 6.00% 2017	28,950	29,088
Bayer AG 5.00% (undated)[1]	€23,085	29,956
Freeport-McMoRan Copper & Gold Inc. 6.875% 2014	$6,225	6,365
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	8,070	8,736
Freeport-McMoRan Copper & Gold Inc. 8.564% 2015[1]	2,500	2,603
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	2,380	2,606
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	10,775	10,856
Stone Container Corp. 8.375% 2012	1,675	1,683
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	1,250	1,216
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017	5,965	5,890
Alcoa Inc. 5.55% 2017	20,000	19,355
Georgia Gulf Corp. 9.50% 2014	11,845	10,897
Georgia Gulf Corp. 10.75% 2016	2,105	1,842
Norske Skogindustrier ASA 7.625% 2011[2]	425	433
Norske Skogindustrier ASA 7.125% 2033[2]	13,335	11,506
BHP Finance (USA) Ltd. 8.50% 2012	10,000	11,353
Building Materials Corp. of America 7.75% 2014	11,650	10,602
Nalco Co. 7.75% 2011	4,760	4,879
Nalco Co. 8.875% 2013	3,300	3,482
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[6]	2,254	1,972
Georgia-Pacific Corp. 8.125% 2011	4,750	4,845
Georgia-Pacific Corp. 9.50% 2011	725	769
Georgia-Pacific Corp., First Lien Term Loan B, 7.474% 2012[1,4]	3,517	3,458
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	8,750	8,444
Abitibi-Consolidated Co. of Canada 6.00% 2013	975	687
Abitibi-Consolidated Co. of Canada 8.375% 2015	10,200	7,472
Plastipak Holdings, Inc. 8.50% 2015[2]	7,690	7,998
Commercial Metals Co. 6.50% 2017	7,000	7,279
Domtar Inc. 5.375% 2013	725	667
Domtar Corp., Term Loan B, 7.185% 2014[1,4]	605	593
Domtar Inc. 7.125% 2015	5,100	4,921
Owens-Illinois, Inc. 7.35% 2008	2,250	2,270
Owens-Brockway Glass Container Inc. 8.875% 2009	1,319	1,345
Owens-Illinois, Inc. 7.50% 2010	2,250	2,278
International Paper Co. 5.85% 2012	5,798	5,879
Praxair, Inc. 2.75% 2008	5,000	4,918
AEP Industries Inc. 7.875% 2013	4,550	4,425
Equistar Chemicals, LP 10.125% 2008	3,482	3,613
Lyondell Chemical Co. 10.50% 2013	535	578
Associated Materials Inc. 9.75% 2012	3,450	3,519
AMH Holdings, Inc. 0%/11.25% 2014[6]	750	476
E.I. du Pont de Nemours and Co. 4.125% 2010	2,000	1,970
E.I. du Pont de Nemours and Co. 5.25% 2016	2,000	1,928
Algoma Steel Inc. 9.875% 2015[2]	3,950	3,535
Arbermarle Corp. 5.10% 2015	3,656	3,463
Ainsworth Lumber Co. Ltd. 7.25% 2012	700	483
Ainsworth Lumber Co. Ltd. 6.75% 2014	2,750	1,787
Ainsworth Lumber Co. Ltd. 6.75% 2014	1,750	1,129
Metals USA Holdings Corp. 11.36% 2012[1,2,3,5]	3,600	3,384
Rockwood Specialties Group, Inc. 7.50% 2014	2,320	2,326
Rockwood Specialties Group, Inc. 7.625% 2014	€500	713
Weyerhaeuser Co. 5.95% 2008	$3,000	3,016
FMG Finance Pty Ltd. 10.625% 2016[2]	2,500	2,956
Graphic Packaging International, Inc. 8.50% 2011	2,575	2,633
ICI Wilmington, Inc. 4.375% 2008	200	199
ICI Wilmington, Inc. 5.625% 2013	2,000	2,006
Momentive Performance Materials Inc. 9.75% 2014[2]	2,000	1,990
Berry Plastics Holding Corp. 10.25% 2016[3]	1,750	1,724
NewPage Corp., Series A, 12.00% 2013	1,540	1,659
Vale Overseas Ltd. 6.25% 2017	1,500	1,524
Packaging Corp. of America 4.375% 2008	1,500	1,487
Potash Corp. of Saskatchewan Inc. 5.875% 2036	1,600	1,467
Neenah Paper, Inc. 7.375% 2014	1,380	1,339
Airgas, Inc. 6.25% 2014	550	525
Ispat Inland ULC 9.75% 2014	206	225
		492,924

CONSUMER STAPLES — 0.84%
Kroger Co. 6.40% 2017	58,325	59,581
Tyson Foods, Inc. 6.85% 2016[1]	38,720	40,095
CVS Corp. 7.77% 2012[2,3,4]	765	814
CVS Corp. 5.298% 2027[2,4]	14,648	13,660
CVS Corp. 6.036% 2028[2,4]	26,125	25,451
Safeway Inc. 6.35% 2017	29,710	30,241
SUPERVALU INC., Term Loan B, 7.32% 2012[1,4]	6,187	6,141
SUPERVALU INC. 7.50% 2012	365	380
Albertson’s, Inc. 7.25% 2013	3,525	3,565
SUPERVALU INC. 7.50% 2014	830	849
Albertson’s, Inc. 8.00% 2031	4,475	4,565
Delhaize Group 6.50% 2017[2]	10,850	10,962
Delhaize America, Inc. 9.00% 2031	3,625	4,337
Stater Bros. Holdings Inc. 8.125% 2012	9,160	9,378
Stater Bros. Holdings Inc. 7.75% 2015	5,650	5,622
Dole Food Co., Inc. 8.625% 2009	500	504
Dole Food Co., Inc. 7.25% 2010	2,675	2,541
Dole Food Co., Inc. 8.875% 2011	8,835	8,658
Yankee Candle Co., Inc., Series B, 8.50% 2015	4,050	3,949
Yankee Candle Co., Inc., Series B, 9.75% 2017	4,225	4,014
Constellation Brands, Inc. 7.25% 2017[2]	7,695	7,733
Vitamin Shoppe Industries Inc. 13.058% 2012[1]	7,490	7,715
Duane Reade Inc. 9.75% 2011	7,695	7,406
Diageo Capital PLC 3.50% 2007	5,000	4,987
Diageo Capital PLC 4.375% 2010	2,395	2,364
Rite Aid Corp. 6.125% 2008[2]	2,750	2,722
Rite Aid Corp. 7.50% 2015	1,000	950
Rite Aid Corp. 7.50% 2017	3,000	2,839
Smithfield Foods, Inc., Series B, 8.00% 2009	1,000	1,037
Smithfield Foods, Inc., Series B, 7.75% 2013	250	256
Smithfield Foods, Inc. 7.75% 2017	3,950	4,068
Elizabeth Arden, Inc. 7.75% 2014	3,105	3,074
Costco Wholesale Corp. 5.30% 2012	3,000	3,012
Spectrum Brands, Inc., Term Loan B, Letter of Credit, 5.515% 2013[1,4]	25	25
Spectrum Brands, Inc., Term Loan B, 9.36% 2013[1,4]	399	394
Spectrum Brands, Inc. 7.375% 2015	3,325	2,577
Cervecería Nacional Dominicana, C. por A. 8.00% 2014[2]	1,132	1,152
Tesco PLC 5.50% 2033	£265	517
		288,135

INFORMATION TECHNOLOGY — 0.75%
Electronic Data Systems Corp., Series B, 6.50% 2013[1]	$31,625	31,946
Electronic Data Systems Corp. 7.45% 2029	13,190	13,383
NXP BV and NXP Funding LLC 8.11% 2013[1]	750	699
NXP BV and NXP Funding LLC 7.875% 2014	10,370	10,020
NXP BV and NXP Funding LLC 9.50% 2015	25,170	23,534
National Semiconductor Corp. 6.15% 2012	3,700	3,768
National Semiconductor Corp. 6.60% 2017	23,000	23,602
Cisco Systems, Inc. 5.25% 2011	25,000	25,252
Sanmina-SCI Corp. 8.444% 2010[1,2]	1,750	1,741
Sanmina-SCI Corp. 8.444% 2014[1,2]	3,750	3,600
Sanmina-SCI Corp. 8.125% 2016	14,150	12,310
Hughes Communications, Inc. 9.50% 2014	15,425	15,618
First Data Corp., Term Loan B2, 8.00% 2014[1,4]	16,000	15,488
Celestica Inc. 7.875% 2011	11,730	11,349
Celestica Inc. 7.625% 2013	4,170	3,899
SunGard Data Systems Inc. 9.125% 2013	12,975	13,559
Freescale Semiconductor, Inc., Term Loan B, 7.33% 2013[1,4]	11,489	11,022
Freescale Semiconductor, Inc. 8.875% 2014	1,500	1,455
Freescale Semiconductor, Inc. 10.125% 2016	1,125	1,052
Serena Software, Inc. 10.375% 2016	11,262	11,656
Sensata Technologies BV 8.00% 2014[1]	8,575	8,403
Jabil Circuit, Inc. 5.875% 2010	4,750	4,797
Solectron Global Finance, LTD 8.00% 2016	4,000	4,350
Nortel Networks Ltd. 9.61% 2011[1,2]	2,500	2,513
Iron Mountain Inc. 7.75% 2015	2,010	2,015
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 2014	2,320	1,612
Exodus Communications, Inc. 11.625% 2010[3,7]	1,132	0
		258,643

Total corporate bonds & notes		14,744,136

MORTGAGE-BACKED OBLIGATIONS[4]— 24.64%
Fannie Mae 7.00% 2009	20	20
Fannie Mae 7.50% 2009	74	75
Fannie Mae 7.50% 2009	44	45
Fannie Mae 7.50% 2009	16	17
Fannie Mae 7.50% 2009	9	10
Fannie Mae 7.50% 2009	3	4
Fannie Mae 7.50% 2009	3	3
Fannie Mae 8.50% 2009	24	24
Fannie Mae 9.50% 2009	13	14
Fannie Mae 7.00% 2010	24	24
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	57,100	60,598
Fannie Mae, Series 2001-T6B, 6.088% 2011	48,000	49,720
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	46,225	45,422
Fannie Mae 4.89% 2012[3]	25,000	24,028
Fannie Mae 4.00% 2015	24,522	23,913
Fannie Mae 7.00% 2016	207	216
Fannie Mae 11.50% 2016	395	446
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	10,372	10,475
Fannie Mae 5.00% 2018	20,193	19,903
Fannie Mae 5.00% 2018	14,156	13,952
Fannie Mae 5.50% 2018	541	542
Fannie Mae 9.00% 2018	30	33
Fannie Mae 10.00% 2018	307	346
Fannie Mae 4.50% 2019	23,721	22,951
Fannie Mae 4.50% 2019	23,589	22,824
Fannie Mae 5.50% 2019	5,627	5,639
Fannie Mae 5.50% 2019	2,240	2,239
Fannie Mae 12.00% 2019	398	456
Fannie Mae 4.50% 2020	6,182	5,966
Fannie Mae 5.50% 2020	20,363	20,396
Fannie Mae 5.50% 2020	2,269	2,268
Fannie Mae 11.00% 2020	158	178
Fannie Mae 11.249% 2020[1]	368	424
Fannie Mae 6.00% 2021	3,940	3,994
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	31,941	30,943
Fannie Mae 9.00% 2022	77	82
Fannie Mae 7.50% 2023	119	126
Fannie Mae 6.00% 2024	15,929	16,030
Fannie Mae, Series 2001-4, Class GA, 10.248% 2025[1]	672	747
Fannie Mae, Series 2001-4, Class NA, 11.897% 2025[1]	3,258	3,631
Fannie Mae 6.00% 2026	36,090	36,317
Fannie Mae 7.09% 2026[1]	576	578
Fannie Mae 5.50% 2027	30,249	29,852
Fannie Mae 6.00% 2027	20,737	20,867
Fannie Mae 8.50% 2027	13	14
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028[3]	2,321	1,880
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	4,682	4,889
Fannie Mae 6.50% 2029	235	240
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	790	831
Fannie Mae 7.50% 2029	71	75
Fannie Mae 7.50% 2029	56	60
Fannie Mae 7.50% 2030	177	190
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	6,528	6,666
Fannie Mae 7.50% 2031	465	490
Fannie Mae 7.50% 2031	52	56
Fannie Mae, Series 2001-20, Class E, 9.62% 2031[1]	114	125
Fannie Mae, Series 2001-20, Class C, 11.928% 2031[1]	133	149
Fannie Mae 4.50% 2033	13,044	12,139
Fannie Mae 4.50% 2033	8,837	8,224
Fannie Mae 5.50% 2033	132,022	129,944
Fannie Mae 5.50% 2033	37,328	36,705
Fannie Mae 5.50% 2033	482	474
Fannie Mae 4.50% 2035	6,404	5,949
Fannie Mae 4.50% 2035	1,476	1,371
Fannie Mae 4.559% 2035[1]	16,016	15,891
Fannie Mae 5.50% 2035	71,642	70,357
Fannie Mae 5.50% 2035	7,794	7,649
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	6,859	6,861
Fannie Mae 6.50% 2035	12,898	13,210
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	10,560	7,862
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	9,338	6,815
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	2,178	1,664
Fannie Mae 4.50% 2036	61,178	56,855
Fannie Mae 5.50% 2036	42,980	42,155
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	10,000	9,918
Fannie Mae 5.50% 2036	43	42
Fannie Mae 6.00% 2036	47,214	47,301
Fannie Mae 6.00% 2036	36,770	36,838
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	24,997	25,286
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	22,443	22,672
Fannie Mae 6.00% 2036	14,309	14,335
Fannie Mae 6.00% 2036	3,749	3,756
Fannie Mae 6.50% 2036	11,293	11,580
Fannie Mae 6.50% 2036	6,303	6,377
Fannie Mae 6.50% 2036	1,662	1,693
Fannie Mae 7.00% 2036	1,183	1,214
Fannie Mae 8.00% 2036	4,810	4,934
Fannie Mae 5.00% 2037	43,760	41,767
Fannie Mae 5.50% 2037	36,788	36,060
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	34,017	33,871
Fannie Mae 5.50% 2037	31,851	30,802
Fannie Mae 5.50% 2037	24,876	24,387
Fannie Mae 5.50% 2037	22,420	21,980
Fannie Mae 5.50% 2037	19,626	19,240
Fannie Mae 5.50% 2037	19,410	18,771
Fannie Mae 5.50% 2037[3]	10,595	10,265
Fannie Mae 5.50% 2037	5,974	5,855
Fannie Mae 5.50% 2037[3]	4,291	4,157
Fannie Mae 5.50% 2037	3,886	3,810
Fannie Mae 5.50% 2037	241	233
Fannie Mae 6.00% 2037	87,473	87,634
Fannie Mae 6.00% 2037	15,421	15,348
Fannie Mae 6.00% 2037	9,708	9,650
Fannie Mae 6.00% 2037[3]	5,485	5,447
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	4,878	4,945
Fannie Mae 6.00% 2037	4,801	4,810
Fannie Mae 6.193% 2037[1]	26,139	26,550
Fannie Mae 6.50% 2037	120,000	122,222
Fannie Mae 6.50% 2037[3]	33,165	33,497
Fannie Mae 6.50% 2037	31,726	32,055
Fannie Mae 6.50% 2037	24,606	24,861
Fannie Mae 6.50% 2037	18,736	18,954
Fannie Mae 6.50% 2037	12,633	12,780
Fannie Mae 6.50% 2037[3]	11,510	11,625
Fannie Mae 6.828% 2037[1]	1,945	1,993
Fannie Mae 7.00% 2037	103,817	107,195
Fannie Mae 7.00% 2037	48,000	49,232
Fannie Mae 7.00% 2037	30,987	31,996
Fannie Mae 7.00% 2037	26,000	26,846
Fannie Mae 7.00% 2037	19,117	19,596
Fannie Mae 7.00% 2037	18,763	19,244
Fannie Mae 7.00% 2037	16,550	16,964
Fannie Mae 7.00% 2037[3]	14,967	15,300
Fannie Mae 7.00% 2037	14,730	15,108
Fannie Mae 7.00% 2037	12,851	13,269
Fannie Mae 7.00% 2037	7,859	8,055
Fannie Mae 7.00% 2037	2,750	2,819
Fannie Mae 7.50% 2037	10,538	11,034
Fannie Mae 7.50% 2037[3]	6,220	6,405
Fannie Mae 7.50% 2037	3,036	3,141
Fannie Mae 7.50% 2037	2,390	2,473
Fannie Mae 7.50% 2037	2,045	2,115
Fannie Mae 7.50% 2037	1,993	2,061
Fannie Mae 8.00% 2037	3,182	3,310
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	7,302	7,566
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	2,311	2,417
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	5,070	5,291
Freddie Mac 8.25% 2007	—	—
Freddie Mac 8.25% 2007[3]	—	—
Freddie Mac 8.50% 2007	—	—
Freddie Mac 8.50% 2008[3]	—	—
Freddie Mac 8.50% 2008	—	—
Freddie Mac 8.50% 2008	—	—
Freddie Mac 8.50% 2008	—	—
Freddie Mac 8.75% 2008	9	9
Freddie Mac 8.75% 2008	2	2
Freddie Mac 8.75% 2008	1	1
Freddie Mac 8.75% 2008	1	1
Freddie Mac 8.00% 2009	2	2
Freddie Mac 8.50% 2009	39	40
Freddie Mac 8.50% 2010	40	41
Freddie Mac 8.50% 2010	1	1
Freddie Mac 4.00% 2015	15,257	14,450
Freddie Mac 6.00% 2017	546	559
Freddie Mac, Series 2310, Class A, 10.55% 2017[1]	620	674
Freddie Mac 5.00% 2018	18,853	18,571
Freddie Mac 11.00% 2018	80	89
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,307
Freddie Mac 5.50% 2019	11,758	11,773
Freddie Mac 8.50% 2020	190	205
Freddie Mac 8.50% 2020	59	63
Freddie Mac, Series 41, Class F, 10.00% 2020	117	117
Freddie Mac, Series 178, Class Z, 9.25% 2021[3]	86	92
Freddie Mac, Series 2626, Class NG, 3.50% 2023	2,116	1,917
Freddie Mac, Series 2922, Class EL, 4.50% 2023	48,236	46,768
Freddie Mac, Series 1617, Class PM, 6.50% 2023	2,534	2,601
Freddie Mac 6.00% 2026	42,050	42,334
Freddie Mac 6.00% 2026	4,675	4,706
Freddie Mac 8.00% 2026	112	120
Freddie Mac 5.50% 2027	19,190	18,947
Freddie Mac 6.00% 2027	233,602	235,181
Freddie Mac 8.50% 2027	24	26
Freddie Mac, Series 2153, Class GG, 6.00% 2029	4,350	4,419
Freddie Mac, Series 2122, Class QM, 6.25% 2029	7,853	7,982
Freddie Mac 4.50% 2035	26,171	24,290
Freddie Mac 4.644% 2035[1]	17,974	17,805
Freddie Mac 5.00% 2035	43,212	41,321
Freddie Mac, Series 3061, Class PN, 5.50% 2035	54,782	54,974
Freddie Mac 5.50% 2035	20,765	20,362
Freddie Mac 5.50% 2035	20,454	20,057
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	9,274	6,922
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	6,309	4,819
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	6,309	4,806
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	5,957	4,635
Freddie Mac, Series 3257, Class PA, 5.50% 2036	55,711	55,566
Freddie Mac 5.50% 2036	35,829	35,122
Freddie Mac, Series 3233, Class PA, 6.00% 2036	46,684	47,380
Freddie Mac, Series 3156, Class NG, 6.00% 2036	15,472	15,863
Freddie Mac, Series 3286, Class JN, 5.50% 2037	71,392	70,672
Freddie Mac, Series 3318, Class JT, 5.50% 2037	39,336	38,938
Freddie Mac 5.50% 2037	34,729	34,022
Freddie Mac, Series 3312, Class PA, 5.50% 2037	30,207	29,900
Freddie Mac 6.00% 2037	222,837	223,160
Freddie Mac 6.00% 2037	73,878	73,985
Freddie Mac 6.00% 2037	55,363	55,444
Freddie Mac 6.00% 2037	29,620	29,663
Freddie Mac, Series 3271, Class OA, 6.00% 2037	19,468	19,965
Freddie Mac 6.00% 2037	3,850	3,856
Freddie Mac 6.00% 2037	2,000	2,003
Freddie Mac 6.014% 2037[1]	37,692	38,056
Freddie Mac 6.249% 2037[1]	25,004	25,315
Freddie Mac 6.302% 2037[1]	3,985	4,046
Freddie Mac 6.389% 2037[1]	43,069	43,619
Freddie Mac 7.00% 2037[3]	30,883	31,577
CS First Boston Mortgage Securities Corp., Series 2003-23, Class II-A-8, 4.50% 2018	12,807	12,117
CS First Boston Mortgage Securities Corp., Series 2003-27, Class VI-A-1, 5.00% 2018	9,866	9,593
CS First Boston Mortgage Securities Corp., Series 2003-23, Class VII-A-1, 5.00% 2018	4,808	4,674
CS First Boston Mortgage Securities Corp., Series 2004-6, Class II-A-1, 4.75% 2019	19,779	19,066
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	761	763
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	82	82
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	4,636	4,653
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	1,277	1,310
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	8,677	8,579
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	4,880	4,874
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-4, 6.505% 2034	460	474
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A-1, 4.106% 2035	754	737
CS First Boston Mortgage Securities Corp., Series 2005-6, Class VI-A-1, 6.00% 2035	15,753	15,557
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	5,913	5,809
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	49,122	50,379
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class F, 7.067% 2035[1,2]	1,500	1,576
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[2,3]	30,695	21,026
CS First Boston Mortgage Securities Corp., Series 2006-7, Class 6-A-3, 5.50% 2036[3]	29,598	29,316
CS First Boston Mortgage Securities Corp., Series 2006-2, Class 5-A-6, 6.00% 2036	29,558	29,470
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, Class G, 6.006% 2036[1,2]	500	492
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	26,650	27,518
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-1A, 3.883% 2037	2,453	2,434
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	16,000	15,650
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	12,900	12,477
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-2, 4.512% 2037	1,690	1,655
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	20,000	19,384
CS First Boston Mortgage Securities Corp., Series 2005-C2, Class A-MFX, 4.877% 2037	10,000	9,402
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 2037[2]	8,240	7,470
CS First Boston Mortgage Securities Corp., Series 2007-2, Class 3-A-4, 5.50% 2037	6,500	6,110
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 1-A-1A, 5.837% 2037[1]	17,268	17,264
CS First Boston Mortgage Securities Corp., Series 2007-5, Class 1-A-9, 7.00% 2037[3]	40,538	40,612
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class F, 4.518% 2038[2]	2,000	1,790
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-3, 4.813% 2038	20,710	20,172
CS First Boston Mortgage Securities Corp., Series 2005-C4, Class A-2, 5.017% 2038	10,000	9,905
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 2038[1]	12,000	11,712
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	20,600	19,808
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-3, 5.711% 2039[1]	14,750	14,907
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[1]	42,000	41,528
CS First Boston Mortgage Securities Corp., Series 1999-C1, Class D, 8.078% 2041[1]	850	899
Countrywide Alternative Loan Trust, Series 2004-5CB, Class 2-A-1, 5.00% 2019	8,641	8,458
Countrywide Alternative Loan Trust, Series 2006-J3, Class 2-A-1, 4.75% 2020	12,117	11,690
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020	14,922	14,506
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	74,886	74,976
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	45,742	45,792
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	28,785	28,815
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	18,737	17,916
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	11,972	11,984
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	2,576	2,520
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.983% 2035[1,3]	16,683	16,246
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	29,252	28,943
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035[3]	13,407	13,172
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2035	6,551	6,389
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	1,090	1,078
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	26,993	27,129
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A-1, 6.00% 2036	21,376	21,307
Countrywide Alternative Loan Trust, Series 2007-24, Class A-10, 7.00% 2037[3]	14,801	14,940
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.978% 2047[1]	47,401	46,567
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class F, 6.191% 2034[1,2]	2,500	2,461
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C3, Class A-1, 4.20% 2035	992	976
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	11,232	11,157
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.494% 2037[1]	61,300	61,032
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class E, 6.135% 2037[2]	400	389
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	14,111	13,882
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	21,000	20,334
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-2, 4.575% 2042	20,058	19,660
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	10,508	10,435
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042	25,000	24,524
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 2042[1]	1,655	1,576
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A-2, 5.198% 2044	10,080	10,111
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[1]	21,259	21,000
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.066% 2045[1]	29,000	29,537
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	91,455	90,598
Wells Fargo Mortgage-backed Securities Trust, Series 2003-16, Class II-A-1, 4.50% 2018	16,732	15,987
Wells Fargo Mortgage-backed Securities Trust, Series 2003-11, Class II-A-1, 4.75% 2018	10,933	10,538
Wells Fargo Mortgage-backed Securities Trust, Series 2004-7, Class II-A-1, 4.50% 2019	20,579	19,664
Wells Fargo Mortgage-backed Securities Trust, Series 2004-7, Class I-A-1, 4.50% 2019	3,617	3,456
Wells Fargo Mortgage-backed Securities Trust, Series 2004-2, Class A-1, 5.00% 2019	6,109	5,940
Wells Fargo Mortgage-backed Securities Trust, Series 2005-1, Class I-A-1, 4.75% 2020	84,677	81,630
Wells Fargo Mortgage-backed Securities Trust, Series 2005-13, Class A-1, 5.00% 2020	35,627	34,647
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	18,948	18,612
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.662% 2036[1]	56,706	56,207
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class 1-A-1, 4.50% 2018	9,375	8,958
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S6, Class II-A-3, 4.75% 2018	1,219	1,175
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class A-3, 5.00% 2018	19,514	18,973
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[1]	19,557	19,158
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[1]	5,536	5,476
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.326% 2033[1]	9,938	9,863
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.554% 2034[1]	28,250	27,861
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.824% 2037[1]	78,072	76,440
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 4-A2, 5.876% 2037[1]	61,490	60,205
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.391% 2045[1]	11,962	11,776
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 2-A-1, 6.50% 2037	65,946	65,593
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037[3]	52,894	52,779
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037[3]	74,773	74,910
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-2, 7.00% 2037[3]	16,248	15,918
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	16,010	15,573
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034[3]	9,893	9,558
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	35,042	34,250
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034[3]	2,393	1,925
Residential Accredit Loans, Inc., Series 2005-QS4, Class A-3, 5.50% 2035	31,661	31,629
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	1,000	948
Residential Accredit Loans, Inc., Series 2005-QS5, Class A-5, 5.75% 2035	3,000	2,885
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036	7,089	7,123
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037[3]	55,412	54,798
Residential Accredit Loans, Inc., Series 2007-QS7, Class II-A-1, 6.75% 2037	13,712	13,652
Lehman Mortgage Trust, Series 2005-1, Class 6-A1, 5.00% 2020	35,003	34,038
Lehman Mortgage Trust, Series 2007-6, Class 2-A1, 6.944% 2037[1]	43,074	43,443
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037	33,960	34,886
Lehman Mortgage Trust, Series 2007-8, Class 3-A1, 7.25% 2037	37,813	38,452
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class X, interest only, 0.39% 2031[1]	211,551	2,160
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 1.238% 2031[1,2]	140,417	2,612
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032	16,480	17,393
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	11,577	11,359
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class D, 6.94% 2035[2]	3,000	3,169
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-1, 3.688% 2041	1,760	1,742
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	10,000	9,663
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	64,000	63,534
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	38,825	38,021
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 5.999% 2035[1]	3,624	3,561
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-7, Class 1-A1, 5.431% 2037[1]	9,879	9,691
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.941% 2037[1]	39,035	38,105
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.973% 2037[1]	24,183	23,758
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 2-A3, 6.00% 2037[1]	47,436	46,947
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 6.00% 2037[1,3]	10,000	10,022
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[2,3]	33,000	33,281
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[2,3]	3,300	3,270
SBA CMBS Trust, Series 2005-1, Class E, 6.706% 2035[2,3]	7,460	7,378
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[2,3]	48,500	47,957
SBA CMBS Trust, Series 2006-1A, Class B, 5.451% 2036[2,3]	7,680	7,551
SBA CMBS Trust, Series 2006-1A, Class D, 5.852% 2036[2,3]	12,329	12,021
SBA CMBS Trust, Series 2006-1A, Class E, 6.174% 2036[2]	4,025	3,875
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[2,3]	375	362
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[2,3]	3,375	3,223
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[2,3]	5,040	4,801
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[2,3]	2,375	2,214
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[2]	36,000	35,331
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[2,3]	43,000	42,007
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 2036[2,3]	31,000	30,113
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[2,3]	10,350	10,181
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[2,3]	1,400	1,372
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class II-A-4, 6.00% 2037	2,500	2,457
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	79,933	80,548
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	28,439	28,272
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[2,3]	33,100	32,670
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037[2,3]	10,000	9,776
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037[2]	10,000	9,549
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[2,3]	34,000	32,613
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[2,3]	11,375	10,887
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[2,3]	13,470	12,673
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037[3]	85,659	86,459
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-2, 7.00% 2037[3]	17,384	16,990
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-2, 3.958% 2035	4,200	4,145
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-3, 4.608% 2035	1,979	1,935
Wachovia Bank Commercial Mortgage Trust, Series 2004-C14, Class A-2, 4.368% 2041	1,530	1,502
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	24,000	23,871
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	3,000	2,898
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[1]	35,000	33,752
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[1]	4,650	4,478
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-PB, 5.445% 2044[1]	8,038	7,878
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	16,750	16,680
CHL Mortgage Pass-Through Trust, Series 2004-J6, Class 3-A-1, 5.00% 2019	21,128	20,544
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.468% 2033[1]	3,042	3,004
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.68% 2033[1]	4,616	4,496
CHL Mortgage Pass-Through Trust, Series 2004-22, Class A-2, 4.629% 2034[1]	8,344	8,225
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.10% 2034[1]	3,510	3,489
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.625% 2035[1]	27,288	26,790
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.966% 2047[1]	9,774	9,786
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.122% 2047[1,3]	20,000	20,094
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 3.99% 2033[1]	15,786	15,584
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.04% 2033[1]	3,992	3,976
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.115% 2033[1]	4,664	4,620
Bear Stearns ARM Trust, Series 2004-3, Class II-A, 4.21% 2034[1]	11,948	11,856
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.965% 2034[1]	2,117	2,082
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[1]	51,800	50,596
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	51,753	53,767
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	9,975	9,680
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-AB, 4.673% 2041	2,000	1,949
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-4, 5.023% 2042[1]	15,360	15,197
Banc of America Commercial Mortgage Inc., Series 2005-3, Class A-2, 4.501% 2043	1,260	1,234
GSR Mortgage Loan Trust, Series 2004-2F, Class XIIIA-1, 5.00% 2019	15,541	15,127
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	38,753	38,341
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.924% 2035[1]	11,411	11,294
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	39,564	39,931
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030	8,558	8,573
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	7,616	7,709
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	6,007	6,257
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.281% 2039[1]	8,000	7,637
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	19,193	18,020
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.518% 2044[1]	33,700	33,153
Banc of America Mortgage Securities Trust, Series 2004-7, Class 6-A-1, 4.50% 2019	9,742	9,301
Banc of America Mortgage Securities Trust, Series 2004-5, Class 3-A-2, 4.75% 2019	17,225	16,604
Banc of America Mortgage Securities Trust, Series 2003-10, Class 3-A-1, 5.00% 2019	4,758	4,626
Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1, 3.734% 2033[1]	13,414	13,243
Banc of America Mortgage Securities Trust, Series 2003-I, Class 3-A-1, 4.539% 2033[1]	8,178	8,012
Nykredit 4.00% 2035	DKr301,230	51,123
MASTR Alternative Loan Trust, Series 2004-5, Class 4-A-1, 5.50% 2019	$20,333	20,115
MASTR Alternative Loan Trust, Series 2004-10, Class 2-A-1, 5.50% 2019	5,116	5,062
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	641	633
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	1,231	1,217
MASTR Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035	14,763	14,287
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	3,630	3,513
MASTR Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035	4,778	4,696
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	483	480
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036[2,3]	22,500	22,466
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[2]	3,670	3,634
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[2,3]	10,000	9,855
Tower Ventures, LLC, Series 2006-1, Class E, 6.495% 2036[2,3]	4,730	4,676
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[2,3]	8,730	8,580
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class F, 7.222% 2029	1,800	1,858
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	30,250	31,189
GMAC Commercial Mortgage Securities, Inc., Series 1998-C2, Class C, 6.50% 2035	9,000	9,087
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class F, 4.718% 2036[1,2]	1,000	905
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class G, 4.817% 2036[1,2,3]	1,000	906
Deutsche Genossenschaftsbank-Hypothekenbank AG 5.25% 2009	€29,447	42,655
Banc of America Funding Trust, Series 2004-3, Class 2-A-2, 5.00% 2019	$14,266	13,872
Banc of America Funding Trust, Series 2005-H, Class 9-A-1, 5.951% 2035[1]	26,127	26,262
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	39,928	40,123
Commercial Mortgage Trust, Series 2004-LB3A, Class A-4, 5.234% 2037	10,956	10,903
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	20,000	18,855
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	9,955	9,685
Residential Asset Securitization Trust, Series 2004-A6, Class A-1, 5.00% 2019	10,659	10,416
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	17,328	17,124
Residential Asset Securitization Trust, Series 2005-A6CB, Class A-7, 6.00% 2035[3]	11,448	11,495
Structured Asset Securities Corp., Series 2003-20, Class 2-A-4, 4.50% 2018	5,289	5,053
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	12,786	12,324
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.52% 2027[1,2,3]	5,492	5,936
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.75% 2027[1,2,3]	1,982	2,150
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.836% 2028[1,2,3]	1,290	1,371
Structured Asset Securities Corp., Series 2003-17A, Class 3-A-1, 4.01% 2033[1]	1,542	1,549
Structured Asset Securities Corp., Series 2005-6, Class 5-A-4, 5.00% 2035	6,723	6,144
Structured Asset Securities Corp., Series 2005-6, Class 5-A-9, 5.00% 2035	2,482	2,431
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	14,473	15,298
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	8,300	8,426
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-2, 5.103% 2030	3,468	3,444
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A-M, 5.017% 2040[1]	10,000	9,467
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.321% 2030[1]	31,076	31,606
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.321% 2030[1]	3,750	3,814
Washington Mutual Mortgage, WMALT Series 2005-4, Class 3-CB, 5.50% 2020	8,825	8,732
Washington Mutual Mortgage, WMALT Series 2005-AR1, Class A-1-A, 5.391% 2035[1]	5,955	5,719
Washington Mutual Mortgage, WMALT Series 2005-1, Class 6-A-1, 6.50% 2035	1,271	1,280
Washington Mutual Mortgage, WMALT Series 2006-1, Class 4-CB, 6.50% 2036	10,004	10,048
Washington Mutual Mortgage, WMALT Series 2007-2, Class 1-A-1, 7.00% 2037	8,905	8,958
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.651% 2036[1]	34,075	33,768
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035[3]	13,138	13,016
Bear Stearns Asset-backed Securities I Trust, Series 2006-AC2, Class II-1A-1, 6.00% 2036	17,730	17,828
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033	737	740
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	17,250	17,883
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035	1,169	1,168
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	7,920	8,226
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class A-2, 7.439% 2031	4,704	4,876
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	17,125	17,883
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class C, 7.625% 2031	5,000	5,232
Banc of America Alternative Loan Trust, Series 2005-4, Class 2-A-1, 5.00% 2020	14,465	14,066
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	13,955	13,868
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.927% 2036[1]	27,801	27,716
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.847% 2036[1]	27,473	26,899
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	137	138
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033	18,090	18,915
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-1, 5.56% 2038	1,648	1,665
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	2,500	2,587
CSAB Mortgage-backed Trust, Series 2007-1, Class 4-A-8, 7.00% 2037[3]	23,151	23,259
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.683% 2034[1]	21,100	20,497
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3-A, 6.00% 2034	2,660	2,630
Adjustable Rate Mortgage Trust, Series 2006-1, Class 3-A-3, 5.926% 2036[1]	22,685	22,638
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	11,577	11,629
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031	9,278	9,387
Northern Rock PLC 5.625% 2017[2]	20,000	20,104
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	14,741	14,949
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	5,097	4,980
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 6.296% 2045[1,3]	20,343	19,297
Prudential Securities Secured Financing Corp., Series 1999-NRF1, Class C, 6.746% 2031	18,000	18,359
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7-A-1, 5.00% 2019	13,076	12,704
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.088% 2033[1]	5,279	5,280
SunTrust Alternative Loan Trust, Series 2005-1F, Class 3-A-1, 6.50% 2035[3]	15,993	15,638
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[1]	15,000	14,966
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A-3, 5.00% 2018	14,751	14,391
Dexia Municipal Agency 3.50% 2009	€10,076	14,127
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	$11,753	11,770
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 2038[1]	8,500	8,280
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.843% 2039[1]	3,050	3,070
First Horizon Mortgage Pass-Through Trust, Series 2003-5, Class II-A-2, 5.00% 2018	10,378	10,179
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	10,000	9,938
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[1]	10,000	9,623
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	9,398	9,533
Hypothekenbank in Essen AG 5.25% 2008	€6,000	8,573
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 2035[1,2,3]	$8,500	8,390
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class II-A, 4.61% 2033[1]	8,290	8,269
Government National Mortgage Assn. 6.50% 2008	34	35
Government National Mortgage Assn. 6.50% 2008	12	12
Government National Mortgage Assn. 7.50% 2008	9	9
Government National Mortgage Assn. 7.50% 2008	7	7
Government National Mortgage Assn. 7.50% 2008	7	7
Government National Mortgage Assn. 7.50% 2008	1	1
Government National Mortgage Assn. 7.50% 2008	1	1
Government National Mortgage Assn. 6.50% 2009	19	19
Government National Mortgage Assn. 7.50% 2009	20	20
Government National Mortgage Assn. 7.50% 2009	19	19
Government National Mortgage Assn. 7.50% 2009	14	14
Government National Mortgage Assn. 7.50% 2009	11	11
Government National Mortgage Assn. 7.50% 2009	10	10
Government National Mortgage Assn. 7.50% 2009	10	10
Government National Mortgage Assn. 7.50% 2009	7	7
Government National Mortgage Assn. 9.00% 2009	159	160
Government National Mortgage Assn. 9.50% 2009	239	245
Government National Mortgage Assn. 9.50% 2009	17	17
Government National Mortgage Assn. 9.00% 2016	106	117
Government National Mortgage Assn. 9.00% 2017	26	29
Government National Mortgage Assn. 9.50% 2019	212	240
Government National Mortgage Assn. 8.50% 2020	29	31
Government National Mortgage Assn. 8.50% 2020	26	29
Government National Mortgage Assn. 9.50% 2020	85	96
Government National Mortgage Assn. 10.00% 2020	621	714
Government National Mortgage Assn. 8.50% 2021	205	224
Government National Mortgage Assn. 8.50% 2021	132	144
Government National Mortgage Assn. 8.50% 2021	53	58
Government National Mortgage Assn. 8.50% 2021	36	40
Government National Mortgage Assn. 10.00% 2021	1,188	1,345
Government National Mortgage Assn. 9.00% 2022	26	28
Government National Mortgage Assn. 8.50% 2023	28	30
Government National Mortgage Assn. 8.50% 2024	25	27
Government National Mortgage Assn. 8.50% 2024	19	20
Government National Mortgage Assn. 8.50% 2027	30	32
Government National Mortgage Assn. 8.50% 2028	24	26
Government National Mortgage Assn. 8.50% 2029	28	31
Government National Mortgage Assn., Series 2005-58, Class NO, principal only, 0% 2035	5,555	4,292
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.374% 2042[1]	7,875	7,873
Rheinische Hypothekenbank Eurobond 4.25% 2008	€5,000	7,121
CS First Boston Mortgage Acceptance Corp., Series 2004-7, Class IV-A-1, 4.50% 2019[3]	$6,127	5,714
Citicorp Mortgage Securities, Inc., Series 2004-5, Class II-A-5, 5.00% 2034	5,860	5,672
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037	5,455	5,443
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015[2,3]	5,000	4,905
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.739% 2032	1,358	1,362
First Union National Bank Commercial Mortgage Trust, Series 2001-C4, Class A-1, 5.673% 2033	1,733	1,744
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 5.718% 2040[1,2,3]	1,773	1,676
DLJ Mortgage Acceptance Corp., Series 1998-CF1, Class A-1B, 6.41% 2031	1,254	1,252
American Home Mortgage Investment Trust, Series 2004-1, Class III-A, 3.28% 2044	1,291	1,238
GS Mortgage Securities Corp., Series 1998-2, Class M, 7.75% 2027[2]	502	517
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	320	319
		8,462,344

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 8.96%
U.S. Treasury 3.875% 2009[3,8]	1,588	1,620
U.S. Treasury 2.375% 2011[3,8]	6,165	6,210
U.S. Treasury 3.00% 2012[3,8]	64,877	67,567
U.S. Treasury 4.875% 2012	28,840	29,694
U.S. Treasury 3.625% 2013	90,000	87,208
U.S. Treasury 4.25% 2013	530,450	529,872
U.S. Treasury 2.00% 2014[3,8]	14,514	14,311
U.S. Treasury 4.00% 2014	1,075	1,055
U.S. Treasury 4.25% 2014	1,050	1,040
U.S. Treasury 1.875% 2015[3,8]	12,021	11,710
U.S. Treasury 11.25% 2015	160,000	227,901
U.S. Treasury 4.50% 2016	499,706	499,666
U.S. Treasury 2.375% 2017[3,8]	10,329	10,407
U.S. Treasury 8.875% 2017	40,000	53,325
U.S. Treasury Principal Strip 0% 2018	14,470	8,711
U.S. Treasury 7.125% 2023	30,000	37,238
U.S. Treasury 2.375% 2025[3,8]	5,304	5,363
U.S. Treasury 6.875% 2025	129,700	160,017
U.S. Treasury 6.00% 2026	207,000	234,525
U.S. Treasury 3.375% 2032[3,8]	1,350	1,650
U.S. Treasury 4.50% 2036	222,306	210,808
U.S. Treasury Principal Strip 0% 2037	14,500	3,549
Freddie Mac 3.875% 2008	54,386	54,060
Freddie Mac 5.75% 2008	76,711	77,299
Freddie Mac 5.25% 2011	317,250	325,115
Federal Home Loan Bank 4.00% 2008	123,530	123,139
Federal Home Loan Bank 4.875% 2008	139,750	139,845
Federal Home Loan Bank 5.125% 2008	26,550	26,592
Federal Home Loan Bank 5.125% 2008	10,125	10,138
Federal Home Loan Bank 5.25% 2008	23,460	23,501
Federal Home Loan Bank 5.625% 2016	17,000	17,469
CoBank ACB 6.294% 2022[1,2]	31,500	31,588
Fannie Mae 4.125% 2014	20,000	19,264
Federal Agricultural Mortgage Corp. 4.875% 2011[2]	10,000	10,094
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp.,
Series 2000-044-A, 3.74% 2015[4]	9,130	8,945
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	4,858
		3,075,354

ASSET-BACKED OBLIGATIONS[4] — 7.75%
Drive Auto Receivables Trust, Series 2005-2, Class A-2, MBIA insured, 4.12% 2010[2]	1,712	1,707
Drive Auto Receivables Trust, Series 2006-2, Class A-2, MBIA insured, 5.30% 2011[2]	2,150	2,152
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012	23,130	22,929
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[2]	60,520	60,068
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[2]	17,500	17,514
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[2]	67,000	67,544
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[2]	20,000	20,138
AmeriCredit Automobile Receivables Trust, Series 2005-C-F, Class A-4, FSA insured, 4.63% 2012	16,950	16,823
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-3-A, FSA insured, 5.49% 2012	12,000	12,081
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	23,680	23,717
AmeriCredit Automobile Receivables Trust, Series 2007-A-X, Class A-4, XLCA insured, 5.838% 2013[1]	125,000	123,165
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	4,572	4,603
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-B, MBIA insured, 5.878% 2014[1]	10,000	9,824
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010[2,3]	3,672	3,634
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[2,3]	8,325	8,211
CPS Auto Receivables Trust, Series 2006-C, Class A-3, XLCA insured, 5.14% 2011[2]	16,300	16,307
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 2012[2]	17,605	17,458
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[2]	7,600	7,599
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[2]	10,000	10,025
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 2012[2]	23,000	23,302
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 2013[2]	15,100	14,935
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 2013[2]	26,200	26,046
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 2013[2]	390	392
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[2]	20,000	20,166
CPS Auto Receivables Trust, Series 2007-C, Class A-4, FSA insured, 5.92% 2014[2,3]	18,950	18,986
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[2]	21,000	20,899
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009[2]	26,820	26,733
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[2]	55,200	54,163
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[2]	30,000	29,809
Capital One Auto Finance Trust, Series 2005-C, Class A-4-B, FGIC insured, 5.793% 2012[1]	106,750	106,183
Chase Issuance Trust, Series 2005-7, Class A, 4.55% 2013	17,500	17,281
Chase Issuance Trust, Series 2007-A9, Class A, 5.783% 2014[1]	77,310	76,066
Chase Issuance Trust, Series 2006-4, Class C, 6.043% 2014[1]	8,000	7,539
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-4, FGIC insured, 4.70% 2034	16,514	16,362
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-2, FGIC insured, 4.66% 2035[1]	12,500	12,293
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[1,3]	74,771	71,032
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.38% 2014	57,000	57,418
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.60% 2014	19,035	19,005
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-2, FGIC insured, 5.20% 2010	5,000	4,999
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-4, FGIC insured, 5.803% 2014[1]	71,000	68,819
CSAB Mortgage-backed Trust, Series 2006-4, Class A-3, 5.351% 2036[1]	26,000	22,431
CSAB Mortgage-backed Trust, Series 2006-3, Class A-3-B, 5.361% 2036[1,3]	27,626	23,482
CSAB Mortgage-backed Trust, Series 2006-2, Class A-6-A, 5.72% 2036[1]	25,000	24,240
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	26,000	26,008
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	20,000	19,773
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 2012	7,630	7,659
Triad Automobile Receivables Trust, Series 2006-C, Class A-4, AMBAC insured, 5.31% 2013	10,000	10,019
GMAC Mortgage Loan Trust, Series 2006-HE3, Class A-5, FGIC insured, 5.809% 2036[1]	5,000	4,683
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-2, FGIC insured, 6.054% 2037[1]	17,500	17,216
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[1]	35,000	33,939
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-6, FGIC insured, 6.249% 2037[1]	7,500	7,214
MBNA Credit Card Master Note Trust, Series 2003-1, Class C, 7.453% 2012[1]	5,540	5,586
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	42,500	42,035
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	3,435	3,538
MBNA Credit Card Master Note Trust, Series 2006-1, Class C, 6.173% 2015[1,3]	10,000	9,617
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	35,160	35,154
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	24,250	24,367
Washington Mutual Master Note Trust, Series 2006-A3A, Class A-3, 5.783% 2013[1,2]	12,000	11,825
Washington Mutual Master Note Trust, Series 2007-B1, Class B-1, 4.95% 2014[2]	4,000	3,954
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 5.803% 2015[1,2,3]	32,000	30,900
Long Beach Mortgage Loan Trust, Series 2006-2, Class II-A3, 5.321% 2036[1,3]	25,284	23,008
Long Beach Mortgage Loan Trust, Series 2006-3, Class II-A3, 5.311% 2046[1,3]	25,564	23,519
Drivetime Auto Owner Trust, Series 2006-A, Class A-3, XLCA insured, 5.501% 2011[1,2]	25,460	25,551
Drivetime Auto Owner Trust, Series 2007-A, XLCA insured, 5.603% 2013[1,2]	20,000	20,250
J.P. Morgan Alternative Loan Trust, Series 2006-S3, Class A-6, 6.12% 2036[1]	44,563	45,005
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[2]	44,763	43,464
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	27,800	27,848
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	15,500	15,473
WFS Financial Owner Trust, Series 2004-1, Class C, 2.49% 2011	743	739
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011	6,558	6,524
WFS Financial Owner Trust, Series 2005-1, Class A-4, 3.87% 2012	35,250	34,694
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	15,750	14,349
CWHEQ Home Equity Loan Trust, Series 2006-S4, Class A-6, AMBAC insured, 5.834% 2034[1]	9,650	8,773
CWHEQ Home Equity Loan Trust, Series 2007-S1, Class A-6, MBIA insured, 5.693% 2036[1]	20,000	17,929
Vanderbilt Mortgage and Finance, Inc., Series 2002-B, Class A-3, 4.70% 2018	1,472	1,467
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024	7,660	8,001
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	10,250	10,534
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	2,658	2,790
Vanderbilt Mortgage and Finance, Inc., Series 1997-C, Class II-A-1, 6.029% 2027[1]	798	799
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	3,014	3,166
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-5, 8.195% 2030	6,889	7,435
Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032	1,254	1,291
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class M-1, 7.82% 2032	3,000	3,204
UPFC Auto Receivables Trust, Series 2006-B, Class A-2, AMBAC insured, 5.15% 2009	522	522
UPFC Auto Receivables Trust, Series 2005-A, Class A-3, AMBAC insured, 4.34% 2010	6,443	6,414
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	16,310	16,285
UPFC Auto Receivables Trust, Series 2007-A, Class A-3, MBIA insured, 5.53% 2013	13,275	13,422
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[2]	35,000	35,078
Residential Asset Mortgage Products, Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032	9,439	9,285
Residential Asset Mortgage Products, Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034[3]	26,100	23,421
Prestige Auto Receivables Trust, Series 2005-1A, Class A-2, FSA insured, 4.37% 2012[2]	7,371	7,323
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[2,3]	15,000	15,000
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[2,3]	10,000	10,050
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[2]	18,000	17,888
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[2]	14,500	14,410
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	16,000	16,055
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	12,000	12,051
Capital Auto Receivables Asset Trust, Series 2004-2, Class A-4, 3.75% 2009	21,750	21,546
Capital Auto Receivables Asset Trust, Series 2005-SN1, Class B-2, 6.503% 2009[1]	2,485	2,487
Capital Auto Receivables Asset Trust, Series 2006-SN1, Class C, 5.77% 2010[2]	3,700	3,708
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009	8,336	8,398
PECO Energy Transition Trust, Series 2000-A, Class A-4, 7.65% 2010	17,994	18,977
Capital One Master Trust, Series 2002-1A, Class B, 6.353% 2011[1]	1,000	997
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	25,830	25,923
USAA Auto Owner Trust, Series 2007-1, Class A-4, 5.55% 2013	26,000	26,284
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[2,3]	27,108	25,159
Hyundai Auto Receivables Trust, Series 2006-A, Class A-4, 5.26% 2012	25,000	25,129
Merrill Lynch Mortgage Investors Trust, Series 2007-SL1, Class A-1, 5.431% 2037[1,3]	27,422	25,091
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF-4, 5.028% 2035[1]	3,490	3,282
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class A-3, 5.825% 2036[1,2,3]	8,387	7,661
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class M-3, 6.282% 2036[1,2,3]	3,935	3,345
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class M-5, 6.831% 2036[1,2,3]	4,725	3,308
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class M-6, 7.00% 2036[1,2,3]	1,816	1,180
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class M-2, 5.501% 2037[1,3]	2,054	1,849
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 2037[1]	3,061	3,042
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class B-2, 7.131% 2037[1,3]	1,194	501
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class B-3, 7.631% 2037[1,3]	1,000	390
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, 5.903% 2037[1]	23,725	23,085
CWABS, Inc., Series 2004-15, Class 2-AV-2, 5.401% 2034[1]	276	276
CWABS, Inc., Series 2005-11, Class AF-2, 4.657% 2036[1]	22,666	22,514
Advanta Business Card Master Trust, Series 2006-A5, Class A, 5.10% 2012	20,000	20,106
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 5.626% 2013[1]	2,000	1,991
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class B-1, 7.30% 2021	10,148	10,146
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027[3]	8,290	8,477
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032[3]	3,000	3,105
GSAA Home Equity Trust, Series 2006-6, Class AF-6, 6.004% 2036[1]	20,000	19,434
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 2036[1,3]	2,613	2,482
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[1]	18,388	16,853
Morgan Stanley ABS Capital I Inc., Series 2004-NC3, Class M-1, 5.661% 2034[1,3]	18,822	17,787
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 5.631% 2034[1]	16,954	16,498
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	16,720	16,427
Wachovia Auto Loan Owner Trust, Series 2006-1, Class A-4, 5.08% 2012[2]	10,000	10,019
Wachovia Auto Loan Owner Trust, Series 2006-1, Class B, 5.15% 2012[2]	5,000	4,970
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	14,610	14,546
Bear Stearns Mortgage Funding Trust, Series 2007-SL1, Class I-A, 5.291% 2037[1,3]	16,949	14,407
CNL Funding, Series 2000-AA, Class A-2, MBIA insured, 8.044% 2017[2]	13,800	14,335
Green Tree Financial Corp., Series 1995-3, Class B-2, 8.10% 2025[3,7]	3,861	1,158
Green Tree Financial Corp., Series 1996-10, Class A-6, 7.30% 2028	2,679	2,755
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	6,513	6,778
Green Tree Recreational, Equipment & Consumer Trust, Series 1997-D, 7.25% 2029[3]	2,903	2,032
Green Tree Financial Corp., Series 1997-6, Class B-2, 7.75% 2029[3,7]	2,806	—
Green Tree Financial Corp., Series 1998-4, Class B-2, 8.11% 2030[3,7]	7,388	74
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 7.503% 2033[1]	1,541	1,473
Franklin Auto Trust, Series 2006-1, Class A-4, 5.03% 2014	10,950	10,955
Franklin Auto Trust, Series 2006-1, Class B, 5.14% 2014	2,000	1,979
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	11,330	11,460
New Century Home Equity Loan Trust, Series 2001-NC2, Class M-1, 6.726% 2031[1,3]	109	106
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured, 5.25% 2034	11,000	10,947
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036[1]	11,500	10,754
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[2]	10,346	10,156
Providian Master Note Trust, Series 2005-A1, Class A, 5.813% 2012[1,2]	10,000	9,989
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	2,907	2,753
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2018[3]	1,491	1,145
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2022[3]	4,895	4,895
Ford Credit Auto Owner Trust, Series 2006-B, Class B, 5.43% 2012	7,333	7,251
UCFC Manufactured Housing Contract, Series 1996-2, Class A, MBIA insured, 7.135% 2028	7,239	7,171
Discover Card Master Trust I, Series 1996-4, Class B, 6.303% 2013[1]	7,000	6,906
Home Equity Asset Trust, Series 2004-7, Class M-1, 5.751% 2035[1]	6,500	6,272
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL3, Class M-6, 5.811% 2037[1,3]	4,175	3,152
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL3, Class M-7, 6.331% 2037[1,3]	3,887	2,633
American Express Credit Account Master Trust, Series 2006-3, Class C, 6.033% 2014[1,2]	6,000	5,733
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	5,247	5,197
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-2, 7.462% 2022[2,3]	4,872	4,897
RAAC Mortgage Loan Asset-backed Trust, Series 2004-SP3, Class A-I-5, 4.89% 2032	5,000	4,816
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035	2,500	2,404
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035[3]	2,000	1,957
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[2]	4,337	4,301
Consumer Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	4,140	4,199
MBNA Master Credit Card Trust II, Series 1999-B, Class B, 6.20% 2011	3,750	3,789
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-2, AMBAC insured, 4.42% 2035[1,2,3]	3,400	3,345
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[2]	£1,160	2,261
Irwin Home Equity, Series 2006-2, Class 2-A3, FGIC insured, 6.40% 2036[1,2,3]	$2,000	1,861
Chase Auto Owner Trust, Series 2006-B, Class B, 5.24% 2014	1,500	1,490
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class AF-6, 6.537% 2030	1,016	922
GreenPoint Credit Manufactured Housing Contract Trust, Series 2000-7, Class A-1, MBIA insured, 6.043% 2022[1]	448	448
Option One Mortgage Loan Trust, Series 2002-1, Class M-1, 6.256% 2032[1,3]	452	420
SACO I Trust, Series 2005-2, Class A, interest only, 3.50% 2007[1,2,3]	24,546	—
SACO I Trust, Series 2005-3, Class A, interest only, 3.50% 2035[1,2]	29,359	79
		2,661,212

NON-U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 6.88%
Japanese Government 0.90% 2008	¥17,679,050	154,322
Japanese Government 1.80% 2010	487,350	4,335
Japanese Government 1.30% 2011	7,643,050	67,172
Japanese Government 1.50% 2014	3,150,950	27,688
Japanese Government 1.70% 2016	3,754,600	33,017
Japanese Government 2.30% 2035	5,212,000	44,418
German Government 5.25% 2008	€8,685	12,423
German Government 4.50% 2009	59,040	84,774
German Government 3.50% 2016	8,130	10,952
German Government, Series 6, 4.00% 2016	114,760	160,198
German Government 6.25% 2030	11,120	19,392
Israeli Government 7.50% 2014[3]	ILS539,902	148,990
Israeli Government 6.50% 2016[3]	257,595	67,762
Singapore (Republic of) 3.125% 2011	S$131,540	91,096
Singapore (Republic of) 3.625% 2011	11,395	8,037
Singapore (Republic of) 3.75% 2016	107,625	78,511
South Korean Government 5.00% 2011	KRW 32,882,520	35,428
South Korean Government 4.25% 2014	15,528,880	15,726
South Korean Government 5.25% 2015	109,531,970	117,394
Hungarian Government 6.00% 2011	HUF 4,288,920	23,730
Hungarian Government 7.25% 2012	20,747,850	120,431
Hungarian Government 6.75% 2017	3,300,700	18,941
Canadian Government 3.75% 2008	C$57,970	58,197
Canadian Government 4.25% 2026[3,8]	66,977	89,828
Swedish Government 5.00% 2009	SKr422,380	66,499
Swedish Government 5.25% 2011	311,885	50,086
Swedish Government 6.75% 2014	22,500	3,986
United Kingdom 5.00% 2008	£2,225	4,543
United Kingdom 4.75% 2010	11,890	24,172
United Kingdom 4.75% 2015	21,303	42,779
United Kingdom 4.75% 2038	23,305	48,912
United Mexican States Government Global 10.375% 2009	$9,700	10,452
United Mexican States Government Global 6.375% 2013	5,150	5,428
United Mexican States Government, Series MI10, 9.50% 2014	MXN255,000	25,481
United Mexican States Government, Series M20, 10.00% 2024	508,800	55,663
United Mexican States Government Global 6.75% 2034	$8,570	9,341
Polish Government 5.75% 2010	PLN 30,280	11,571
Polish Government 6.00% 2010	157,250	60,537
Polish Government 5.25% 2017	32,890	12,041
Spanish Government 4.25% 2007	€56,225	80,165
Malaysian Government 3.869% 2010	MYR89,980	26,643
Malaysian Government 3.718% 2012	60,000	17,713
Malaysian Government 4.262% 2016	41,970	12,840
French Government O.A.T. Eurobond 4.00% 2009	€13,840	19,710
French Government O.A.T. Eurobond Strip Principal 0% 2019	14,000	11,777
French Government O.A.T. Eurobond 4.75% 2035	11,150	16,137
Russian Federation 7.50% 2030[4]	$39,397	44,125
Russian Federation 7.50% 2030[2,4]	144	162
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	23,000	28,808
Brazilian Treasury Bill 6.00% 2010[3,8]	BRL 8,900	4,815
Brazil (Federal Republic of) Global 12.50% 2016[3]	14,870	9,507
Brazil (Federal Republic of) Global 8.00% 2018[4]	$644	720
Brazil (Federal Republic of) Global 8.875% 2024	1,375	1,774
Brazil (Federal Republic of) Global 12.25% 2030	425	733
Brazil (Federal Republic of) Global 7.125% 2037	1,500	1,679
Brazil (Federal Republic of) Global 11.00% 2040	2,610	3,494
Netherlands Government Eurobond 5.25% 2008	€6,000	8,629
Netherlands Government Eurobond 5.00% 2012	9,560	14,087
Export-Import Bank of China 4.875% 2015[2]	$20,000	19,209
Queensland Treasury Corp. 6.00% 2015	A$18,380	15,691
Italian Government BTPS Eurobond 6.00% 2007	€10,354	14,785
Argentina (Republic of) 3.368% 2012[1,3,4]	$4,265	2,408
Argentina (Republic of) 5.83% 2033[3,4,5,8]	ARS22,344	5,650
Argentina (Republic of) GDP-Linked 2035	32,811	1,017
Argentina (Republic of) 0.63% 2038[3,4,8]	13,126	1,298
Banque Centrale de Tunisie 4.75% 2011	€3,000	4,273
Banque Centrale de Tunisie 7.375% 2012	$4,500	4,837
Corporación Andina de Fomento 6.875% 2012	5,895	6,251
Corporación Andina de Fomento 5.125% 2015	2,000	1,913
State of Qatar 9.75% 2030	5,220	7,713
Panama (Republic of) Global 7.125% 2026	690	749
Panama (Republic of) Global 8.875% 2027	250	320
Panama (Republic of) Global 9.375% 2029	340	457
Panama (Republic of) Global 6.70% 2036[4]	5,748	5,935
Columbia (Republic of) Global 8.25% 2014	2,500	2,825
Colombia (Republic of) Global 12.00% 2015[3]	COP4,600,000	2,567
Columbia (Republic of) Global 9.85% 2027[3]	1,900,000	959
Columbia (Republic of) Global 7.375% 2037	$1,000	1,102
Egypt (Arab Republic of) Treasury Bill 0% 2007[3]	EGP18,425	3,271
Egypt (Arab Republic of) Treasury Bill 0% 2007[3]	4,175	743
Egypt (Arab Republic of) Treasury Bill 0% 2008[3]	6,725	1,179
Egypt (Arab Republic of) Treasury Bill 0% 2008[3]	5,675	981
Egypt (Arab Republic of) Treasury Bill 0% 2008[3]	2,950	519
Egypt (Arab Republic of) Treasury Bill 0% 2008[3]	2,000	350
Turkey (Republic of) 12.375% 2009	$500	559
Turkey (Republic of) 15.00% 2010[3]	TRY5,250	4,232
Turkey (Republic of) 8.00% 2034	$1,250	1,361
El Salvador (Republic of) 7.65% 2035[2]	4,450	5,006
Peru (Republic of) 8.375% 2016	2,920	3,438
Peru (Republic of) 6.55% 2037	316	327
Indonesia (Republic of) 11.00% 2020	IDR10,000,000	1,201
Indonesia (Republic of) 12.80% 2021	11,890,000	1,605
Indonesia (Republic of) 12.90% 2022	2,562,000	350
European Investment Bank 4.75% 2012	£790	1,566
European Investment Bank 5.00% 2039	395	827
Dominican Republic 9.50% 2011[2,4]	$1,875	1,995
Uruguay (Republic of) 7.625% 2036[4]	1,250	1,341
Guatemala (Republic of) 10.25% 2011[2]	1,000	1,155
Venezuela (Republic of) Global 8.50% 2014	245	246
Venezuela (Republic of) 7.65% 2025	525	471
Venezuela (Republic of) Global 9.25% 2027	380	394
KfW International Finance Inc. 5.50% 2015	£275	562
LCR Finance PLC 5.10% 2051	165	364
		2,361,773

MUNICIPALS — 0.21%
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	$26,109	25,263
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	15,515	16,054
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	14,684	14,721
State of California, Los Angeles County Metropolitan Transportation Authority, General Revenue Refunding Bonds
(Workers’ Compensation Funding Program), Series 2003, AMBAC insured, 3.83% 2008	5,000	4,969
State of California, Los Angeles County Metropolitan Transportation Authority, General Revenue Refunding Bonds
(Workers’ Compensation Funding Program), Series 2003, AMBAC insured, 4.56% 2010	5,000	4,971
California Maritime Infrastructure Authority, Taxable Lease Revenue Bonds (San Diego Unified Port District-
South Bay Plant Acquisition), Series 1999, 6.63% 2009[2]	6,855	6,880
		72,858

Total bonds & notes (cost: $31,300,776,000)		31,377,677

	Shares or	Market value
Convertible securities — 0.22%	principal amount	(000)

FINANCIALS — 0.13%
Countrywide Financial Corp., Series A, 1.86% convertible debentures 2037[1,2]	$40,000,000	$36,704
Fannie Mae, Series 2004-1, 5.375% convertible preferred	95	9,310
		46,014

UTILITIES — 0.05%
AES Trust VII 6.00% convertible preferred 2008	351,450	17,353

CONSUMER DISCRETIONARY — 0.04%
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€9,005,000	13,067

INFORMATION TECHNOLOGY — 0.00%
Advanced Micro Devices, Inc. 6.00% convertible debentures 2015	$770,000	696

Total convertible securities (cost: $64,644,000)		77,130

Preferred securities — 3.32%	Shares

FINANCIALS — 3.31%
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up1,2	71,250,000	78,175
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up1,2	25,000,000	33,564
HSBC Capital Funding LP 8.03% noncumulative[1]	20,000,000	31,637
HSBC Bank Capital Funding (Sterling 1) LP 5.844% noncumulative[1]	185,000	344
Fuji JGB Investment LLC, Series A, 9.87% noncumulative[1,2]	79,838,000	81,954
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative[1,2]	48,440,000	49,351
Mizuho Capital Investment (EUR) 1 Ltd. 5.02%[1]	4,650,000	6,374
Sumitomo Mitsui Banking Corp. 6.078%[1,2]	119,643,000	111,231
SB Treasury Co. LLC, Series A, 9.40% noncumulative[1,2]	3,803,000	3,891
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[1]	97,323,000	92,665
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative[1,2]	6,150,000	6,370
MUFG Capital Finance 2 Ltd. 4.85% noncumulative[1]	4,650,000	5,873
Banco Santander Central Hispano, SA 6.80%[9]	1,600,000	37,000
Banco Santander Central Hispano, SA 6.50%[3,9]	910,000	20,134
Royal Bank of Scotland Group PLC 5.512% noncumulative trust[1]	35,000,000	32,794
RBS Capital Trust I 4.709% noncumulative trust[1,3]	16,000,000	14,608
Royal Bank of Scotland Group PLC 6.625%[1]	4,700,000	6,868
RBS Capital Trust IV 5.998% noncumulative trust[1]	3,000,000	2,855
Fannie Mae, Series O, 7.00%[1,2]	900,000	47,137
Fannie Mae, Series E, 5.10%	150,000	6,187
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[2]	1,670,000	48,169
BNP U.S. Funding LLC, Series A, 7.738% noncumulative[1,2]	22,125,000	22,236
BNP Paribas Capital Trust 9.003% noncumulative trust[1,2]	15,000,000	16,534
BNP Paribas 5.186% noncumulative[1,2]	2,245,000	2,061
BAC Capital Trust XIII 6.094%[1]	38,455,000	36,004
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[1,2]	33,925,000	34,094
Freddie Mac 5.57%	830,000	18,727
Freddie Mac, Series U, 5.90%	500,000	11,590
National Bank of Canada, Series A, 8.35% exchangeable depositary shares	1,200,000	30,144
Wachovia Capital Trust III 5.80%[1]	30,000,000	29,822
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[1,2]	30,645,000	27,293
ING Capital Funding Trust III 8.439% noncumulative[1]	24,750,000	26,793
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[1,2]	24,970,000	23,083
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative[1]	15,500,000	20,237
Commerzbank Capital Funding Trust II, Class B, 5.905% noncumulative[1]	300,000	551
Standard Chartered Capital Trust I 8.16%[1]	10,000,000	15,143
Standard Chartered PLC 7.014% noncumulative redeemable preference shares[1,2]	5,000,000	4,761
Weingarten Realty Investors, Series D, 6.75% 2008	495,420	11,593
Weingarten Realty Investors, Series E, 6.95% cumulative redeemable depositary shares	250,000	6,087
CBG Florida REIT Corp., Series A, Class A, 7.114%[1,2]	18,000,000	17,398
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[1,2]	11,250,000	12,081
Zions Bancorporation, Series A, depositary shares	400,000	9,662
Aspen Insurance Holdings Ltd. 7.401% noncumulative[1]	397,000	9,342
Barclays Bank PLC 4.75%[1]	7,750,000	8,990
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative[2]	434,000	7,920
HBOS Capital Funding LP, Series A, 6.461% noncumulative[1]	3,200,000	6,343
Nationwide Health Properties, Inc., Series A, 7.677% cumulative step-up premium rate	50,000	5,012
Westpac Capital Trust IV 5.256%[1,2,3]	4,500,000	4,124
BOI Capital Funding (No. 4) LP 6.43%[1]	240,000	453
UniCredito Italiano Capital Trust IV 5.396%[1]	190,000	351
		1,135,610

U.S. GOVERNMENT AGENCY SECURITIES — 0.01%
US AgBank 6.11%[1,2,3]	5,000,000	4,732

CONSUMER STAPLES — 0.00%
Great Atlantic & Pacific Tea Co., Inc. 9.375% QUIBS 2039	18,500	469

Total preferred securities (cost: $1,102,989,000)		1,140,811

Common stocks — 0.37%

UTILITIES — 0.14%
Drax Group PLC	3,835,176	47,821

TELECOMMUNICATION SERVICES — 0.04%
Dobson Communications Corp., Class A10	1,051,359	13,447
XO Holdings, Inc.[10]	7,614	26
		13,473

INDUSTRIALS — 0.05%
DigitalGlobe Inc.[3,9,10]	3,984,039	15,936
UAL Corp.[10]	10,006	466
		16,402

INFORMATION TECHNOLOGY — 0.01%
ZiLOG, Inc.[10,11]	879,000	3,199

HEALTH CARE — 0.00%
Clarent Hospital Corp.[3,10,11]	331,291	$33

MISCELLANEOUS — 0.13%
Other common stocks in initial period of acquisition		46,266

Total common stocks (cost: $90,383,000)		127,194

Warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[10]	15,233	6
XO Holdings, Inc., Series B, warrants, expire 2010[10]	11,424	3
XO Holdings, Inc., Series C, warrants, expire 2010[10]	11,424	2
GT Group Telecom Inc., warrants, expire 2010[2,3,10]	2,750	0

Total warrants (cost: $143,000)		11

	Principal amount
Short-term securities — 4.22%	(000)

Federal Home Loan Bank 4.565%–4.89% due 10/5–12/26/2007[12]	$368,400	365,367
Procter & Gamble International Funding S.C.A. 4.76%–4.97% due 11/30–12/18/2007[2,12]	217,874	215,784
CAFCO, LLC 5.12%–5.50% due 10/23–11/5/2007[2]	112,900	112,442
Three Pillars Funding, LLC 5.30% due 10/1/2007[2]	109,600	109,551
Variable Funding Capital Corp. 5.07%–6.10% due 10/3–11/2/2007[2]	109,200	108,988
Coca-Cola Co. 5.22%–5.24% due 10/2–11/1/2007[2]	82,250	82,114
United Parcel Service Inc. 5.00% due 10/5/2007[2]	50,000	49,965
E.I. duPont de Nemours and Co. 4.95% due 10/16/2007[2]	50,000	49,890
International Lease Finance Corp. 5.25%–5.28% due 10/15–10/19/2007	50,000	49,875
Jupiter Securitization Co., LLC 5.24% due 10/9/2007[2]	43,881	43,821
Wal-Mart Stores Inc. 4.96%–4.98% due 12/4–12/18/2007[2,12]	36,800	36,442
AT&T Inc. 4.75% due 10/31/2007[2]	34,000	33,852
Hewlett-Packard Co. 5.03% due 11/16/2007[2]	33,800	33,578
Johnson & Johnson 5.19% due 10/1/2007[2]	31,000	30,995
Estée Lauder Companies Inc. 5.00% due 10/26/2007[2]	25,000	24,910
Paccar Financial Corp. 5.21% due 10/4/2007	23,800	23,787
Anheuser-Busch Cos. Inc. 5.20% due 10/31/2007[2]	21,100	21,000
Bank of America Corp. 5.245% due 10/10/2007	20,900	20,870
Harley-Davidson Funding Corp. 5.23% due 10/1/2007[2]	12,600	12,598
USAA Capital Corp. 5.24% due 11/15/2007	11,000	10,924
John Deere Capital Corp. 5.20% due 10/18/2007[2]	10,800	10,772

Total short-term securities (cost: $1,447,401,000)		1,447,525

Total investment securities (cost: $34,006,336,000)		$34,170,348
Other assets less liabilities		167,410

Net assets		$34,337,758

 “Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1  Coupon rate may change periodically.
2 Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,004,542,000, which represented 20.40% of the net assets of the fund.
3 Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,”
  was $2,374,362,000.
4 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
6 Step bond; coupon rate will increase at a later date.
7 Scheduled interest and/or principal payment was not received.
8 Index-linked bond whose principal amount moves with a government retail price index.
9 Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
  Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Market value (000)	Percent of net assets

Banco Santander Central Hispano, SA 6.80%	10/31/2006–11/8/2006	$40,171	$37,000	.11%
Banco Santander Central Hispano, SA 6.50%	1/11/2007	22,750	20,134	.06
DigitalGlobe Inc.	4/14/1999–7/31/2003	3,250	15,936	.04

Total restricted securities		$66,171	$73,070	.21%

10Security did not produce income during the last 12 months.
11The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.
12This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent
5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended
September 30, 2007, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend Income (000)	Market value of affiliates at 9/30/07 (000)

ZiLOG, Inc.	879,000	—	—	879,000	—	$3,199
Clarent Hospital Corp.	331,291	—	—	331,291	—	33
					—	$3,232

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$639,245
Gross unrealized depreciation on investment securities	(512,680)
Net unrealized appreciation on investment securities	126,565
Cost of investment securities for federal income tax purposes	34,043,783

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial professional and should be read carefully before investing.

MFGEFP-908-1107O-S10911
ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA, INC.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: November 28, 2007

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: November 28, 2007